UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 21598 )

Exact name of registrant as specified in charter: Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: August 1, 2005—July 31, 2006

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

7|31|06

Annual Report

PUTNAM INVESTMENTS

PUTNAM RETIREMENT READY FUNDS
invest in a mix of Putnam funds to help
weather changing market environments.

What makes Putnam different?

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their financial representatives can build diversified portfolios.

A commitment to doing what’s right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial representatives, make informed investment decisions with confidence.

Putnam RetirementReady® Funds

7| 31| 06 Annual Report

Message from the Trustees	2
About the fund	4
Report from the fund managers	7
Performance	13
Expenses	26
Your fund’s management	30
Terms and definitions	33
Trustee approval of management contract	35
Other information for shareholders	42
Financial statements	43
Federal tax information	112
Brokerage commissions	113
About the Trustees	114
Officers	120

Message from the Trustees

Dear Fellow Shareholder

Over the last three months of your fund’s reporting period, investors were particularly preoccupied with the course of the economy. Beginning in May, a more pessimistic outlook pervaded the markets as leading economic indicators began to warn of slower growth and the Federal Reserve (the Fed) continued its series of interest-rate increases. The resulting correction undercut much of the progress that markets had achieved in the previous three months of the period.

However, we believe that today’s higher interest rates, far from being a threat to global economic fundamentals, are in fact an integral part of them. Economic growth may, indeed, be slowing somewhat as a result of the higher rates, but we consider this a typical development for the middle of an economic cycle, and one that could help provide the basis for a longer and more durable business expansion and a continued healthy investment environment. The recent correction brought valuations back to attractive levels, creating opportunities in a wide array of markets and sectors. Furthermore, since the Fed paused in its tightening cycle shortly after the close of the reporting period, the market atmosphere has gradually become more optimistic. Putnam Investments’ management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on investment performance, and the investment professionals managing your fund have been working to take advantage of the opportunities presented by this environment.

We would like to take this opportunity to announce the retirement of one of your fund’s Trustees, John Mullin, an independent Trustee of the Putnam funds since 1997. We thank him for his service.

In the following pages, members of your fund’s management team discuss the fund’s performance and strategies for the fiscal period ended July 31, 2006, and provide their outlook for the months ahead. As always, we thank you for your support of the Putnam funds.

Putnam RetirementReady Funds: offering one-step diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to monitor your retirement investments. Using a mix of investments can help you reduce risk and increase your exposure to opportunities in different markets — but it adds to the challenge of keeping your portfolio on track. Putnam RetirementReady Funds provide a one-step approach to investment diversification that gradually shifts toward a more conservative strategy to keep your risk exposure appropriate to your investment time horizon.

Each RetirementReady Fund invests in a combination of Putnam mutual funds to provide you with exposure to a variety of asset classes and investment styles.

The RetirementReady Funds also have different target dates, indicating when investors expect to retire or otherwise begin withdrawing assets. The funds focus more heavily on aggressive, higher-risk investments when their target dates are far off, and emphasize more conservative, lower-risk investments when their target dates are near. Each fund’s asset allocation generally changes annually to become more conservative over time. The RetirementReady Maturity Fund, which has a constant allocation focused primarily on bonds and money market instruments, is designed for investors who are already retired or who expect to use the invested assets in the near future.

While diversification can help protect your returns from excessive volatility, it can’t protect against market losses. However, by choosing a RetirementReady Fund based on the year you plan to start withdrawing assets — typically in retirement — you can get the advantages of diversification and pursue maximum returns while seeking to maintain a level of risk you are comfortable with — all in one convenient investment.

The funds invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The funds invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The use of derivatives in some funds involves special risks and may result in losses.The funds also have a signifi-cant portion of their assets in bonds. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. Please see the prospectus for additional information about investment strategies and related risks of the underlying funds.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although Putnam Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Putnam RetirementReady Funds (with the exception of the Maturity Fund) seek to provide a combination of capital appreciation and current income. The further away the fund’s target date, the greater the emphasis on capital appreciation; the closer the target date, the more emphasis is placed on current income. The Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and this objective remains constant over time.

Performance Total return for class A shares for periods ended 7/31/06

	2050		2045		2040		2035		2030
	NAV	POP	NAV	POP	NAV	POP	NAV	POP	NAV	POP

Life of fund	16.40%	10.29%	20.95%	14.61%	20.67%	14.33%	19.45%	13.18%	18.45%	12.23%
Annual average	12.86	8.11	11.44	8.08	11.30	7.93	10.66	7.31	10.13	6.79

1 year	7.07	1.45	7.50	1.86	7.38	1.75	6.87	1.27	6.57	0.99

	2025		2020		2015		2010		Maturity Fund
	NAV	POP	NAV	POP	NAV	POP	NAV	POP	NAV	POP

Life of fund	17.37%	11.21%	14.73%	8.71%	11.90%	6.02%	8.23%	2.54%	6.05%	0.46%
Annual average	9.55	6.24	8.14	4.87	6.61	3.39	4.61	1.44	3.40	0.26

1 year	6.19	0.62	4.86	-0.65	3.71	–1.74	2.54	–2.85	1.82	–3.53

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25% . For the most recent month-end performance, visit www.putnam.com. For a portion of the period, these funds limited expenses, without which returns would have been lower. A short-term trading fee of up to 2% may apply. With the exception of the 2050 Fund (inception: 5/2/05), the inception date of all share classes of the RetirementReady Funds is 11/1/04.

Report from the fund managers

The year in review

Although performance across most asset classes declined in the final months of the Putnam RetirementReady Funds’ fiscal year, Putnam Management believes that this trend indicates an important transition. It appears that we are moving from the low-interest-rate, benign investment landscape of the past three years into a more volatile environment that may be likely to produce more modest gains. Virtually every asset class has benefited from supportive fiscal and monetary policies that key governments and central banks had put in place by early 2003. The globalization of capital markets allowed the boost from these policies to continue, even as the Fed began gradually tightening interest rates in June 2004. Accommodation in monetary policy is now being withdrawn worldwide. Significantly, the recent strengthening of the Japanese yen has made capital from Japan more expensive, and has marked a turning point in the buoying influence of reflationary policies (i.e., policies designed to boost economic activity by making money and credit more available). Many of the major performance patterns that characterized the period — such as better performance of non-U.S. stock markets relative to U.S. equities and of emerging markets over developed markets, as well as natural-resource-oriented themes driven by surging demand from economies such as China’s — reflected the continued geographic rebalancing of global economic activity.

Market overview: Equities

U.S. equity markets progressed despite a series of negative developments during the fiscal year, including a destructive hurricane season, continuing interest-rate increases, and the surging price of oil. Counterbalancing these negative forces were strong corporate profits and robust economic growth. Most U.S. equity asset classes recorded modest, single-digit gains during the funds’ fiscal year. Perhaps the most widely watched market indicator, the S&P 500 Index, gained 5.38% over the period. In general, smaller-capitalization stocks modestly lagged their large-cap counterparts, and value stocks significantly outperformed growth stocks. Among sectors, stocks of energy-related companies were top performers, fueled by record profits and expectations for continued strength amid strong demand and limited supply.

International equity markets delivered substantially stronger results than U.S. equity markets. Most non-U.S. markets posted double-digit gains, led by a reinvigorated market in Japan, which has been benefiting from an improving domestic economy as well as from strong growth in neighboring China. The pace of economic activity in Europe heightened, and brisk merger-and-acquisitions activity continued to lift equities there. Also, corporate earnings through the first quarter of 2006 were extremely robust, which helped drive impressive advances across most European markets. Emerging markets, supported by industrial and energy commodity prices, capital inflows, and investor appetite for risk, posted spectacular returns. However, equity markets across the board corrected in the period’s final three months, as investors became concerned about rising interest rates, high oil prices, and the effect that a weaker U.S. dollar could have on exporting countries.

Market sector performance

These indexes provide an overview of performance in different market sectors for the 12 months ended 7/31/06.

Equities
S&P 500 Index (broad stock market)	5.38%

MSCI EAFE Index (international stocks)	24.01%

Russell 1000 Index (large-company stocks)	5.23%

Russell 2000 Index (small-company stocks)	4.24%

Bonds
Lehman Aggregate Bond Index (broad bond market)	1.46%

Lehman Credit Index (corporate bonds)	0.38%

JP Morgan Developed High Yield Index (high-yield corporate bonds)	4.48%

Market overview: Fixed income

During the funds’ fiscal year, the U.S. investment-grade fixed-income market eked out a small gain in a difficult environment for bonds. Continued robust economic growth prompted the Fed to raise its key interest rate, the federal funds rate, eight times in an effort to thwart the heightened inflationary pressures that often accompany growth. As interest rates rose, bond prices fell.

The investment-grade bond market outside the United States fared somewhat better, though this market was subject to the same forces that held back higher-rated U.S. bonds, namely, strong economic growth and rising interest rates. The European Central Bank (ECB) raised interest rates three times during the funds’ fiscal year to ward off infla-tionary pressures. Significantly, the Bank of Japan raised its policy rate for the first time in six years.

The global high-yield bond market outpaced its investment-grade counterpart, as economic growth contributed to solid fundamentals among issuers and investor demand for higher yields remained strong. However, this market came under pressure toward period-end due to worries about increasing supply and growing investor risk aversion.

Similarly, emerging-market debt rallied during the first three quarters of the fiscal year as prices of industrial and energy commodities remained positive for emerging-market exporters, fundamentals stayed strong, seasonal factors were supportive, and strategic inflows to the asset class were steady.

However, rising core interest rates in the world’s largest economies and geopolitical turmoil led to sizeable losses for this asset class during the funds’ fourth fiscal quarter.

The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team’s plans for responding to them.

Recent equity market performance has been consistent with what our market forecasters expect for the foreseeable future: higher volatility and lower returns. The tailwind from market-friendly central-bank policies is now shifting to a headwind. Japan’s recent rate increase was particularly significant. Although interest rates in Japan are still very low in nominal terms, another such increase would lift Japanese rates to their highest level in a decade. Yet the current equity environment is not without its opportunities. We believe the recent market correction has removed much of the speculative excess evident earlier this year, restoring some value to many stock markets, both emerging and developed. Furthermore, we believe that the ongoing process of global economic rebalancing should continue to boost natural-resource-oriented investments as competition for constrained resources intensifies.

It also seems likely that fixed-income market performance will continue to be strongly influenced by central bank policy. In the United States, we believe that the Fed’s tightening cycle is nearing an end and that domestic growth will slow modestly during the end of 2006 and into 2007. This should positively affect U.S. investment-grade bonds. Although European and Japanese central banks are somewhat behind the United States in their monetary tightening, they may not need to be as aggressive given the global impact of the Fed’s actions. Outside the investment-grade arena, we believe that the rally in high-yield bonds may be in its final stages. Although emerging-market debt has been affected negatively by the global interest-rate cycle, the impact has been muted somewhat by continued strength of emerging-market economies due, in part, to their commodity orientation and to the strength of commodity prices.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies and such investments increase the risk of greater fluctuation in the value of your investment. The use of derivatives in some funds involves special risks and may result in losses.

The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Composition of the funds’

Underlying investments

Each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of the underlying Putnam funds.

Putnam Voyager Fund

The fund seeks capital appreciation by investing primarily in growth stocks of midsize and large U.S. companies. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings Putnam believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsize and large companies, although it can invest in companies of any size.

The Putnam Fund for Growth and Income

The fund seeks capital growth and current income by investing primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are stocks that Putnam believes are currently undervalued by the market. The fund’s management team looks for companies undergoing positive change. If the team is correct and other investors recognize the value of the company, the price of the stock may rise.

Putnam Capital Opportunities Fund

The fund seeks long-term growth of capital by investing primarily in common stocks of small and midsize U.S. companies that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise.

Putnam International Equity Fund

The fund seeks capital appreciation by investing primarily in common stocks of companies outside the United States that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in emerging markets.

Putnam Income Fund

The fund seeks high current income consistent with what Putnam believes to be prudent risk. The fund invests mainly in bonds that are obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”), and have intermediate-to long-term maturities (three years or longer).

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Allocations by fund as of 7/31/06

Percentages based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

	The Putnam	Putnam Capital	Putnam	Putnam	Putnam	Putnam
	Fund for Growth	Opportunities	International	Voyager	Income	Money Market
RetirementReady Fund	and Income	Fund	Equity Fund	Fund	Fund	Fund

2050 Fund	25.2%	14.7%	30.6%	24.5%	4.1%	1.0%

2045 Fund	25.2%	14.7%	30.6%	24.5%	4.1%	1.0%

2040 Fund	24.2%	13.7%	29.5%	23.5%	6.1%	3.0%

2035 Fund	24.1%	12.7%	26.5%	22.5%	10.2%	4.0%

2030 Fund	22.1%	11.7%	25.4%	21.5%	14.3%	5.0%

2025 Fund	21.1%	10.7%	23.4%	20.5%	16.3%	8.1%

2020 Fund	20.1%	9.7%	16.2%	19.5%	24.4%	10.1%

2015 Fund	17.0%	9.7%	9.1%	16.5%	31.5%	16.1%

2010 Fund	12.0%	5.8%	3.0%	11.6%	41.4%	26.1%

Maturity Fund	10.0%	4.8%	—	9.7%	45.4%	30.1%

Your fund’s performance

This section shows your fund’s performance for periods ended July 31, 2006, the end of its fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance
Total return for periods ended 7/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2050 Fund*
Life of fund	16.40%	10.29%	15.30%	11.30%	15.32%	15.32%	15.64%	11.89%	15.98%	16.74%
Annual average	12.86	8.11	12.01	8.90	12.02	12.02	12.27	9.36	12.53	13.12

1 year	7.07	1.45	6.26	1.26	6.29	5.29	6.52	3.07	6.75	7.34

2045 Fund†
Life of fund	20.95	14.61	19.37	15.37	19.38	19.38	19.91	16.01	20.48	21.48
Annual average	11.44	8.08	10.61	8.49	10.62	10.62	10.90	8.83	11.20	11.72

1 year	7.50	1.86	6.71	1.71	6.70	5.70	6.97	3.49	7.26	7.77

2040 Fund†
Life of fund	20.67	14.33	19.10	15.10	19.13	19.13	19.63	15.74	20.20	21.20
Annual average	11.30	7.93	10.47	8.34	10.49	10.49	10.75	8.68	11.05	11.58

1 year	7.38	1.75	6.58	1.58	6.60	5.60	6.85	3.39	7.13	7.66

2035 Fund
Life of fund	19.45	13.18	17.91	13.91	17.97	17.97	18.42	14.57	18.80	19.98
Annual average	10.66	7.31	9.84	7.70	9.87	9.87	10.11	8.06	10.31	10.93

1 year	6.87	1.27	6.08	1.08	6.13	5.13	6.35	2.89	6.48	7.16

2030 Fund
Life of fund	18.45	12.23	16.91	12.91	16.90	16.90	17.42	13.60	17.93	18.96
Annual average	10.13	6.79	9.31	7.16	9.30	9.30	9.58	7.53	9.85	10.40

1 year	6.57	0.99	5.77	0.77	5.77	4.77	6.03	2.58	6.29	6.84

2025 Fund
Life of fund	17.37	11.21	15.85	11.85	15.83	15.83	16.36	12.58	16.85	17.89
Annual average	9.55	6.24	8.74	6.59	8.73	8.73	9.02	6.98	9.28	9.83

1 year	6.19	0.62	5.40	0.40	5.41	4.41	5.66	2.23	5.93	6.47

Fund performance (Continued)

Total return for periods ended 7/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2020 Fund
Life of fund	14.73%	8.71%	13.22%	9.22%	13.21%	13.21%	13.72%	10.02%	14.31%	15.22%
Annual average	8.14	4.87	7.33	5.15	7.32	7.32	7.60	5.59	7.92	8.41

1 year	4.86	–0.65	4.08	–0.91	4.06	3.07	4.34	0.93	4.62	5.13

2015 Fund
Life of fund	11.90	6.02	10.46	6.46	10.47	10.47	10.95	7.35	11.53	12.39
Annual average	6.61	3.39	5.83	3.63	5.84	5.84	6.10	4.12	6.41	6.88

1 year	3.71	–1.74	2.95	–1.91	2.93	1.96	3.19	–0.16	3.51	3.97

2010 Fund
Life of fund	8.23	2.54	6.84	2.84	6.85	6.85	7.32	3.84	7.83	8.72
Annual average	4.61	1.44	3.84	1.61	3.85	3.85	4.11	2.17	4.39	4.88

1 year	2.54	–2.85	1.78	–3.14	1.78	0.80	2.03	–1.28	2.30	2.79

Maturity Fund
Life of fund	6.05	0.46	4.65	0.65	4.71	4.71	5.14	1.71	5.59	6.51
Annual average	3.40	0.26	2.62	0.37	2.66	2.66	2.90	0.97	3.15	3.66

1 year	1.82	–3.53	1.06	–3.81	1.09	0.11	1.33	–1.96	1.56	2.07

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

During the period, these funds limited expenses, without which returns would have been lower. A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Change in the value of a $10,000 investment ($9,475 after sales charge) Cumulative total return from 5/2/05 to 7/31/06

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $11,130 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $11,532 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $11,189 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $11,598 and $11,674, respectively. See first page of performance section for performance calculation method.

Cumulative total return from 11/1/04 to 7/31/06

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $11,537 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $11,938 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $11,601 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $12,048 and $12,148, respectively. See first page of performance section for performance calculation method.

Change in the value of a $10,000 investment ($9,475 after sales charge) Cumulative total return from 11/1/04 to 7/31/06

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $11,510 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $11,913 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $11,574 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $12,020 and $12,120, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $11,391 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $11,797 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $11,457 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $11,880 and $11,998, respectively. See first page of performance section for performance calculation method.

Change in the value of a $10,000 investment ($9,475 after sales charge) Cumulative total return from 11/1/04 to 7/31/06

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $11,291 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $11,690 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $11,360 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $11,793 and $11,896, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $11,185 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $11,583 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $11,258 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $11,685 and $11,789, respectively. See first page of performance section for performance calculation method.

Change in the value of a $10,000 investment ($9,475 after sales charge) Cumulative total return from 11/1/04 to 7/31/06

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $10,922 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $11,321 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $11,002 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $11,431 and $11,522, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $10,646 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $11,047 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $10,735 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $11,153 and $11,239, respectively. See first page of performance section for performance calculation method.

Change in the value of a $10,000 investment ($9,475 after sales charge) Cumulative total return from 11/1/04 to 7/31/06

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $10,284 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $10,685 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $10,384 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $10,783 and $10,872, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B would have been valued at $10,065 with the contingent deferred sales charges. A $10,000 investment in the fund’s class C shares would have been valued at $10,471 and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares would have been valued at $10,171 at public offering price. A $10,000 investment in the fund’s class R and Y shares would have been valued at $10,559 and $10,651, respectively. See first page of performance section for performance calculation method.

Comparative index returns For periods ended 7/31/06

	S&P 500	Lehman Aggregate
	Index	Bond Index

Life of fund*	16.64%	3.18%
Annual average	9.17	1.80

1 year	5.38	1.46

Index results should be compared to fund performance at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds with the exception of the 2050 Fund (inception: 5/2/05).

Fund price and distribution information For the 12-month period ended 7/31/06

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.803		$0.524	$0.504	$0.591		$0.665	$0.842

Capital gains

Long-term	—		—	—	—		—	—

Short-term	0.931		0.931	0.931	0.931		0.931	0.931

Total	$1.734		$1.455	$1.435	$1.522		$1.596	$1.773

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$54.36	$57.37	$54.25	$54.25	$54.28	$56.10	$54.32	$54.38

7/31/06	56.44	59.57	56.18	56.21	56.28	58.17	56.37	56.57

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R†	Class Y

Number	1		1	1	1		—	1

Income	$1.200		$0.910	$0.630	$0.807		—	$1.329

Capital gains

Long-term	—		—	—	—		—	—

Short-term	2.516		2.516	2.516	2.516		—	2.516

Total	$3.716		$3.426	$3.146	$3.323		—	$3.845

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/05	$70.75	$74.67	$68.83	$68.84	$68.94	$71.26	$69.06	$76.88

7/31/06	72.28	76.28	69.98	70.27	70.38	72.74	73.67	78.94

Fund price and distribution information (Continued)
For the 12-month period ended 7/31/06

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R†	Class Y

Number	1		1	1	1		—	1

Income	$1.179		$0.798	$0.643	$0.834		—	$1.312

Capital gains

Long-term	—		—	—	—		—	—

Short-term	2.686		2.686	2.686	2.686		—	2.686

Total	$3.865		$3.484	$3.329	$3.520		—	$3.998

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/05	$70.81	$74.73	$68.82	$68.83	$68.88	$71.19	$69.04	$76.67

7/31/06	72.11	76.11	69.82	70.00	70.03	72.38	73.56	78.47

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.250		$1.081	$0.734	$0.970		—	$1.389

Capital gains

Long-term	0.017		0.017	0.017	0.017		0.017	0.017

Short-term	2.628		2.628	2.628	2.628		2.628	2.628

Total	$3.895		$3.726	$3.379	$3.615		$2.645	$4.034

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/05	$69.50	$73.35	$67.35	$67.41	$67.47	$69.74	$67.61	$75.37

7/31/06	70.33	74.23	67.68	68.13	68.10	70.39	69.31	76.67

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.279		$0.976	$1.097	$1.052		$1.334	$1.416

Capital gains

Long-term	0.023		0.023	0.023	0.023		0.023	0.023

Short-term	2.346		2.346	2.346	2.346		2.346	2.346

Total	$3.648		$3.345	$3.466	$3.421		$3.703	$3.785

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/05	$68.65	$72.45	$67.07	$67.06	$67.14	$69.40	$67.27	$73.90

7/31/06	69.46	73.31	67.56	67.43	67.73	70.01	67.75	75.11

Fund price and distribution information (Continued)
For the 12-month period ended 7/31/06

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.362		$1.087	$0.981	$1.103		$1.290	$1.511

Capital gains

Long-term	0.003		0.003	0.003	0.003		0.003	0.003

Short-term	2.335		2.335	2.335	2.335		2.335	2.335

Total	$3.700		$3.425	$3.319	$3.441		$3.628	$3.849

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/05	$72.26	$76.26	$69.94	$70.00	$70.06	$72.41	$70.21	$72.50

7/31/06	72.98	77.02	70.26	70.43	70.55	72.92	70.70	73.28

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.333		$1.099	$1.000	$1.152		$1.434	$1.467

Capital gains

Long-term	0.004		0.004	0.004	0.004		0.004	0.004

Short-term	1.707		1.707	1.707	1.707		1.707	1.707

Total	$3.044		$2.810	$2.711	$2.863		$3.145	$3.178

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/05	$66.06	$69.72	$64.94	$64.97	$65.05	$67.24	$65.23	$70.54

7/31/06	66.20	69.87	64.77	64.89	64.99	67.17	65.08	70.95

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.602		$1.398	$1.392	$1.390		$1.686	$1.750

Capital gains

Long-term	0.003		0.003	0.003	0.003		0.003	0.003

Short-term	2.430		2.430	2.430	2.430		2.430	2.430

Total	$4.035		$3.831	$3.825	$3.823		$4.119	$4.183

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/05	$67.28	$71.01	$66.27	$66.25	$66.38	$68.61	$66.54	$67.48

7/31/06	65.72	69.36	64.39	64.37	64.67	66.84	64.74	65.95

Fund price and distribution information (Continued)
For the 12-month period ended 7/31/06

	2010 Fund

	Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

	Number	1		1	1	1		1	1

	Income	$1.520		$1.045	$1.346	$1.446		$1.600	$1.651

	Capital gains

	Long-term	0.015		0.015	0.015	0.015		0.015	0.015

	Short-term	1.000		1.000	1.000	1.000		1.000	1.000

	Total	$2.535		$2.060	$2.361	$2.461		$2.615	$2.666

	Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

	7/31/05	$59.72	$63.03	$58.59	$58.62	$58.73	$60.70	$58.83	$62.35

	7/31/06	58.69	61.94	57.57	57.30	57.46	59.39	57.56	61.41

	Maturity Fund

	Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

	Number	12		12	12	12		12	12

	Income	$1.827		$1.393	$1.395	$1.557		$1.708	$1.969

	Capital gains

	Long-term	—		—	—	—		—	—

	Short-term	0.749		0.749	0.749	0.749		0.749	0.749

	Total	$2.576		$2.142	$2.144	$2.306		$2.457	$2.718

	Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

	7/31/05	$57.51	$60.70	$57.54	$57.56	$57.54	$59.47	$57.56	$57.65

	7/31/06	55.97	59.07	56.01	56.04	55.99	57.87	55.99	56.11

†	No class R shares were outstanding on the applicable distribution record date.

Fund performance for most recent calendar quarter
Total return for periods ended 6/30/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2050 Fund*
Life of fund	17.47%	11.31%	16.45%	12.45%	16.47%	16.47%	16.75%	12.96%	17.09%	17.80%
Annual average	14.76	9.60	13.91	10.56	13.93	13.93	14.16	10.98	14.44	15.04

1 year	12.24	6.35	11.39	6.39	11.41	10.41	11.63	8.00	11.89	12.51

2045 Fund†
Life of fund	22.08	15.67	20.55	16.55	20.55	20.55	21.07	17.14	21.63	22.57
Annual average	12.69	9.11	11.85	9.61	11.85	11.85	12.14	9.94	12.45	12.97

1 year	12.67	6.75	11.84	6.84	11.83	10.83	12.13	8.48	12.42	12.96

2040 Fund†
Life of fund	21.69	15.30	20.17	16.17	20.21	20.21	20.67	16.75	21.24	22.19
Annual average	12.48	8.90	11.64	9.39	11.66	11.66	11.91	9.72	12.23	12.76

1 year	12.43	6.52	11.56	6.56	11.57	10.57	11.84	8.21	12.16	12.68

2035 Fund
Life of fund	20.35	14.03	18.86	14.86	18.92	18.92	19.36	15.48	19.73	20.84
Annual average	11.74	8.18	10.90	8.65	10.94	10.94	11.18	9.00	11.39	12.01

1 year	11.53	5.67	10.70	5.70	10.75	9.75	10.98	7.37	11.12	11.82

2030 Fund
Life of fund	19.22	12.96	17.73	13.73	17.74	17.74	18.22	14.38	18.70	19.69
Annual average	11.11	7.57	10.27	8.01	10.28	10.28	10.55	8.38	10.81	11.37

1 year	10.83	5.01	9.98	4.98	10.00	9.00	10.27	6.68	10.51	11.09

2025 Fund
Life of fund	18.01	11.82	16.55	12.55	16.54	16.54	17.05	13.25	17.52	18.51
Annual average	10.43	6.92	9.61	7.34	9.60	9.60	9.89	7.74	10.15	10.71

1 year	10.09	4.32	9.27	4.27	9.26	8.26	9.54	5.99	9.81	10.37

2020 Fund
Life of fund	15.25	9.20	13.80	9.80	13.79	13.79	14.28	10.56	14.85	15.71
Annual average	8.87	5.41	8.05	5.76	8.05	8.05	8.32	6.20	8.65	9.13

1 year	8.20	2.52	7.37	2.37	7.37	6.37	7.64	4.14	7.95	8.44

2015 Fund
Life of fund	12.24	6.34	10.87	6.87	10.88	10.88	11.34	7.73	11.91	12.72
Annual average	7.16	3.75	6.38	4.06	6.38	6.38	6.65	4.56	6.97	7.44

1 year	6.25	0.67	5.46	0.49	5.47	4.47	5.73	2.30	6.04	6.53

Fund performance for most recent calendar quarter (Continued)
Total return for periods ended 6/30/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2010 Fund
Life of fund	8.16%	2.47%	6.83%	2.83%	6.83%	6.83%	7.29%	3.81%	7.77%	8.60%
Annual average	4.81	1.47	4.04	1.69	4.04	4.04	4.31	2.27	4.58	5.07

1 year	3.73	–1.71	2.95	–2.02	2.95	1.96	3.23	–0.13	3.50	3.98

Maturity Fund
Life of fund	5.82	0.25	4.49	0.49	4.55	4.55	4.97	1.54	5.41	6.27
Annual average	3.45	0.15	2.67	0.29	2.70	2.70	2.95	0.92	3.21	3.71

1 year	2.31	–3.08	1.54	–3.36	1.58	0.60	1.81	–1.49	2.07	2.58

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. Expense information also does not include the fees and expenses of the underlying Putnam mutual funds in which the RetirementReady Funds invest. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The first table in this section shows the expenses you would have paid on a $1,000 investment in each of the RetirementReady Funds from February 1, 2006, to July 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own.

	Class A	Class B	Class C	Class M	Class R	Class Y
2050 Fund	shares	shares	shares	shares	shares	shares

Expenses paid per $1,000*	$ 1.68	$ 5.37	$ 5.37	$ 4.14	$ 2.91	$ 0.44

Ending value (after expenses)	$990.20	$986.30	$986.50	$987.50	$988.40	$991.20

2045 Fund
Expenses paid per $1,000*	$ 1.68	$ 5.37	$ 5.37	$ 4.14	$ 2.91	$ 0.44

Ending value (after expenses)	$990.40	$986.70	$986.80	$987.90	$989.40	$991.70

2040 Fund
Expenses paid per $1,000*	$ 1.68	$ 5.37	$ 5.37	$ 4.14	$ 2.91	$ 0.44

Ending value (after expenses)	$991.40	$987.80	$988.00	$989.10	$990.30	$992.60

2035 Fund
Expenses paid per $1,000*	$ 1.68	$ 5.37	$ 5.37	$ 4.14	$ 2.91	$ 0.44

Ending value (after expenses)	$991.50	$987.90	$988.40	$989.20	$990.30	$992.90

2030 Fund
Expenses paid per $1,000*	$ 1.68	$ 5.38	$ 5.38	$ 4.14	$ 2.91	$ 0.44

Ending value (after expenses)	$992.40	$988.90	$988.90	$990.10	$991.40	$993.80

2025 Fund
Expenses paid per $1,000*	$ 1.68	$ 5.38	$ 5.38	$ 4.15	$ 2.91	$ 0.45

Ending value (after expenses)	$993.30	$989.70	$989.70	$991.00	$992.00	$994.70

2020 Fund
Expenses paid per $1,000*	$ 1.68	$ 5.37	$ 5.37	$ 4.14	$ 2.91	$ 0.44

Ending value (after expenses)	$991.70	$988.10	$988.10	$989.20	$990.60	$993.00

Review your fund’s expenses (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y
2015 Fund	shares	shares	shares	shares	shares	shares

Expenses paid per $1,000*	$ 1.68	$ 5.37	$ 5.37	$ 4.14	$ 2.91	$ 0.44

Ending value (after expenses)	$992.20	$988.50	$988.70	$989.80	$991.30	$993.40

2010 Fund
Expenses paid per $1,000*	$ 1.68	$ 5.39	$ 5.39	$ 4.15	$ 2.92	$ 0.45

Ending value (after expenses)	$996.60	$992.90	$992.90	$994.10	$995.30	$997.90

Maturity Fund
Expenses paid per $1,000*	$ 1.68	$ 5.39	$ 5.39	$ 4.16	$ 2.92	$ 0.45

Ending value (after expenses)	$997.80	$994.10	$994.30	$995.40	$996.60	$999.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/06. The expense ratio may differ for each share class (see the next table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† During the six months ended 7/31/06, your fund limited its expenses; had it not done so, expenses would have been higher.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y
2050 Fund	shares	shares	shares	shares	shares	shares

Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

2045 Fund
Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

Compare expenses using the SEC’s method (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y
2040 Fund	shares	shares	shares	shares	shares	shares

Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

2035 Fund
Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

2030 Fund
Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

2025 Fund
Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

2020 Fund
Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

2015 Fund
Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

Compare expenses using the SEC’s method (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y
2010 Fund	shares	shares	shares	shares	shares	shares

Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

Maturity Fund
Expenses paid per $1,000*	$ 1.71	$ 5.46	$ 5.46	$ 4.21	$ 2.96	$ 0.45

Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,020.63	$1,021.87	$1,024.35

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Avg. expense ratio**	0.31%	1.06%	1.06%	0.81%	0.56%	0.06%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/06. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

** The funds joined their current Lipper peer groups on April 18, 2006. The new Lipper category for each fund is specified in the table below. The peer group may include funds that are significantly larger than the fund, which may limit the comparability of the fund’s expenses to the simple average, which is typically higher than the asset-weighted average.

Putnam RetirementReady Fund	New Lipper category

RetirementReady 2050 Fund	Mixed-Asset Target 2030+

RetirementReady 2040 Fund	Mixed-Asset Target 2030+

RetirementReady 2035 Fund	Mixed-Asset Target 2030+

RetirementReady 2030 Fund	Mixed-Asset Target 2030

RetirementReady 2025 Fund	Mixed-Asset Target 2030

RetirementReady 2020 Fund	Mixed-Asset Target 2020

RetirementReady 2015 Fund	Mixed-Asset Target 2020

RetirementReady 2010 Fund	Mixed-Asset Target 2010

RetirementReady Maturity Fund	Mixed-Asset Target Allocation Conservative

Your fund’s management

Your fund is managed by the members of the Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader, and Robert Kea and Robert Schoen are Portfolio Members. The Portfolio Leader and Portfolio Members coordinate the team’s management of the fund.

For a complete listing of the members of the Global Asset Allocation Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam’s Individual Investor Web site at www.putnam.com.

Investment team fund ownership

The funds’ Portfolio Leader and Portfolio Members each invest in one or more of the six mutual funds that underlie the Putnam RetirementReady Funds. The table below shows how much the funds’ current Portfolio Leader and Portfolio Members have invested in all Putnam mutual funds (in dollar ranges). Information shown is as of July 31, 2006, and July 31, 2005.

* Total assets in all Putnam funds

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Jeffrey Knight	2006							*

Portfolio Leader	2005							*

Robert Kea	2006					*

Portfolio Member	2005					*

Robert Schoen	2006					*

Portfolio Member	2005					*

Trustee and Putnam employee fund ownership

As of July 31, 2006, all of the Trustees on the Board of the Putnam funds owned shares of at least one of the RetirementReady Funds, and all of the Trustees owned shares of all six Putnam mutual funds that underlie the RetirementReady Funds. The table below shows the approximate value of investments in the RetirementReady Funds and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

		Total assets in
	Assets in the funds	all Putnam funds

Trustees	$ 156,000	$ 87,000,000

Putnam employees	$3,448,000	$409,000,000

Fund manager compensation

The total 2005 fund manager compensation that is attributable to the RetirementReady Funds is approximately $330,000. This amount includes a portion of 2005 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2005 compensation paid to the Chief Investment Officer of the team for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the funds’ fiscal period-end. For personnel who joined Putnam Management during or after 2005, the calculation reflects annualized 2005 compensation or an estimate of 2006 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of the Putnam Asset Allocation Funds: Growth, Balanced, and Conservative Portfolios, a Portfolio Leader of Putnam Income Strategies Fund, and a Portfolio Member of The George Putnam Fund of Boston.

Robert Kea and Robert Schoen are also Portfolio Members of the Putnam Asset Allocation Funds: Growth, Balanced, and Conservative Portfolios, as well as Putnam Income Strategies Fund.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Changes in the funds’ Portfolio Leader and Portfolio Members

During the year ended July 31, 2006, Portfolio Member Bruce MacDonald left the funds’ management team.

Putnam fund ownership by Putnam’s Executive Board

The table below shows how much the members of Putnam’s Executive Board have invested in all Putnam mutual funds (in dollar ranges). Information shown is as of July 31, 2006, and July 31, 2005.

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Philippe Bibi	2006							*

Chief Technology Officer	2005							*

Joshua Brooks	2006							*

Deputy Head of Investments	2005							*

William Connolly	2006							*

Head of Retail Management	N/A

Kevin Cronin	2006							*

Head of Investments	2005							*

Charles Haldeman, Jr.	2006							*

President and CEO	2005							*

Amrit Kanwal	2006						*

Chief Financial Officer	2005						*

Steven Krichmar	2006						*

Chief of Operations	2005							*

Francis McNamara, III	2006							*

General Counsel	2005							*

Richard Robie, III	2006						*

Chief Administrative Officer	2005						*

Edward Shadek	2006							*

Deputy Head of Investments	2005							*

Sandra Whiston	2006						*

Head of Institutional Management	N/A

N/A indicates the individual was not a member of Putnam’s Executive Board as of 7/31/05.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to eligible purchasers, including eligible defined contribution plans or corporate IRAs.

Comparative indexes

JP Morgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Credit Index is an unmanaged index of investment-grade corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2006, the Contract Committee met four times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2006.

This approval was based on the following conclusions:

* That the fee schedule in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. The Trustees focused on two areas of particular interest, as discussed further below:

* Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each Putnam RetirementReady Fund ranked in the 1st percentile in management fees and in the following percentiles in total expenses (less any applicable 12b-1 fees) as of December 31, 2005 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Total Expenses
(percentile)

Putnam RetirementReady Maturity Fund	20th
Putnam RetirementReady 2010 Fund	20th
Putnam RetirementReady 2015 Fund	21st
Putnam RetirementReady 2020 Fund	17th
Putnam RetirementReady 2025 Fund	13th
Putnam RetirementReady 2030 Fund	13th
Putnam RetirementReady 2035 Fund	13th
Putnam RetirementReady 2040 Fund	17th
Putnam RetirementReady 2045 Fund	17th
Putnam RetirementReady 2050 Fund	13th

(The comparative fee and expense information for each Putnam RetirementReady Fund excludes the fees and expenses of the underlying Putnam funds in which a Putnam RetirementReady Fund invests, as well as the fees and expenses of the underlying funds in which other funds in the Lipper peer group invest. In addition, because each Putnam RetirementReady Fund’s custom peer group is different than the RetirementReady Fund’s broad Lipper peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2007. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception. In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to implement an additional expense limitation for certain funds for the twelve months beginning January 1, 2007 equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper based on the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the Lipper custom peer group data for the period ended December 31, 2005. This additional expense limitation will not be applied to your fund.

* Economies of scale. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. (A “breakpoint” is a reduction in fee rates that applies to additional assets once specified asset levels are reached.) The Trustees concluded that the fee schedules in effect for the funds represented an appropriate sharing of economies of scale at current asset levels. In reaching this conclusion, the Trustees considered the Contract Committee’s stated intent to continue to work with Putnam Management to plan for an eventual resumption in the growth of assets, including a study of potential economies that might be produced under various growth assumptions.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis. Because many of the costs incurred by Putnam Management in managing the funds are not readily identifiable to particular funds, the Trustees observed that the methodology for allocating costs is an important factor in evaluating Putnam Management’s costs and profitability, both as to the Putnam funds in the aggregate and as to individual funds. The Trustees reviewed Putnam Management’s cost allocation methodology with the assistance of independent consultants and concluded that this methodology was reasonable and well-considered.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Process Committee of the Trustees and the Investment Oversight Committee of the Trustees, which meet on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and discussed with senior management of Putnam Management the factors contributing to such underperfor-mance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. In particular, they noted the important contributions of Putnam Management’s leadership in attracting, retaining and supporting high-quality investment professionals and in systematically implementing an investment process that seeks to merge the best features of fundamental and quantitative analysis. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of the Putnam RetirementReady Funds, the Trustees considered the Lipper peer group percentile rankings of each fund’s class A share cumulative total return performance results at net asset value for the one-year period ended December 31, 2005. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Where applicable, the table also shows the number of funds in the peer groups for the period; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds.

See page 41 for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

One-year period rank (# of funds in category)

Putnam RetirementReady Maturity Fund
Lipper Income Funds	58th (265)
Putnam RetirementReady 2010 Fund
Lipper Income Funds	26th (265)
Putnam RetirementReady 2015 Fund
Lipper Balanced Funds	38th (650)
Putnam RetirementReady 2020 Fund
Lipper Multi-Cap Core Funds	60th (828)
Putnam RetirementReady 2025 Fund
Lipper Multi-Cap Core Funds	47th (828)
Putnam RetirementReady 2030 Fund
Lipper Multi-Cap Core Funds	39th (828)
Putnam RetirementReady 2035 Fund
Lipper Multi-Cap Core Funds	33rd (828)
Putnam RetirementReady 2040 Fund
Lipper Multi-Cap Core Funds	29th (828)
Putnam RetirementReady 2045 Fund
Lipper Multi-Cap Core Funds	29th (828)
Putnam RetirementReady 2050 Fund
Lipper Multi-Cap Core Funds	N/A

As a general matter, the Trustees concluded that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the funds in the following table. Note that this information was not available to the Trustees when they approved the continuance of each fund’s management contract. The table shows the Lipper peer group percentile rankings of each fund’s class A share total return performance results. These rankings were determined on an annualized basis and are for the one-year period ended on the most recent calendar quarter (June 30, 2006). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the one-year period; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Also please note that, unrelated to the Trustees’ approval of the continuance of your fund’s management contract, Lipper reassigned the funds to new peer groups on April 18, 2006, which will be used for comparative purposes going forward.

One-year period rank (# of funds in category)
_______________________________________________________________________________________________________________
Putnam RetirementReady Maturity Fund
Lipper Mixed-Asset Target Allocation Conservative Funds	72nd (294)
Putnam RetirementReady 2010 Fund
Lipper Mixed-Asset Target 2010 Funds	82nd (53)
Putnam RetirementReady 2015 Fund
Lipper Mixed-Asset Target 2020 Funds	69th (69)
Putnam RetirementReady 2020 Fund
Lipper Mixed-Asset Target 2020 Funds	46th (69)
Putnam RetirementReady 2025 Fund
Lipper Mixed-Asset Target 2030 Funds	50th (60)
Putnam RetirementReady 2030 Fund
Lipper Mixed-Asset Target 2030 Funds	25th (60)
Putnam RetirementReady 2035 Fund
Lipper Mixed-Asset Target 2030+ Funds	52nd (84)
Putnam RetirementReady 2040 Fund
Lipper Mixed-Asset Target 2030+ Funds	15th (84)
Putnam RetirementReady 2045 Fund
Lipper Mixed-Asset Target 2030+ Funds	6th (84)
Putnam RetirementReady 2050 Fund
Lipper Mixed-Asset Target 2030+ Funds	23rd (84)

Other information for shareholders

Putnam’s policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances. It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use. Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you’ve listed one on your Putnam account. If you would like clarification about our confidentiality policies or have any questions or concerns, please don’t hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Putnam RetirementReady Funds:

In our opinion, the accompanying statements of assets and liabilities, including the funds’ portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of each of the Putnam RetirementReady Funds (the “trust”) at July 31, 2006, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 2006, by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts September 15, 2006

The funds’ portfolios 7/31/06

2050 Fund

EQUITY FUNDS* 95.0%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	48,869	$582,024
Putnam Fund for Growth and Income (Class Y)	49,371	997,280
Putnam International Equity Fund (Class Y)	41,298	1,210,864
Putnam Voyager Fund (Class Y)	57,894	969,147

Total Equity Funds (cost $3,819,755)		$3,759,315

FIXED INCOME FUNDS* 5.1%	Shares	Value

Putnam Income Fund (Class Y)	24,250	$161,506
Putnam Money Market Fund (Class A)	38,702	38,702

Total Fixed Income Funds (cost $200,955)		$200,208

TOTAL INVESTMENTS
Total Investments (cost $4,020,710)		$3,959,523
* Percentages indicated are based on net assets of $3,957,476.

2045 Fund

EQUITY FUNDS* 95.0%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	315,681	$3,759,764
Putnam Fund for Growth and Income (Class Y)	319,229	6,448,423
Putnam International Equity Fund (Class Y)	266,865	7,824,485
Putnam Voyager Fund (Class Y)	374,046	6,261,525

Total Equity Funds (cost $23,907,180)		$24,294,197

FIXED INCOME FUNDS* 5.0%	Shares	Value

Putnam Income Fund (Class Y)	156,966	$1,045,396
Putnam Money Market Fund (Class A)	250,025	250,025

Total Fixed Income Funds (cost $1,312,812)		$1,295,421

TOTAL INVESTMENTS
Total Investments (cost $25,219,992)		$25,589,618
* Percentages indicated are based on net assets of $25,579,534.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 7/31/06 (Continued)

2040 Fund

EQUITY FUNDS* 90.9%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	397,953	$4,739,624
Putnam Fund for Growth and Income (Class Y)	413,853	8,359,831
Putnam International Equity Fund (Class Y)	348,339	10,213,305
Putnam Voyager Fund (Class Y)	485,022	8,119,262

Total Equity Funds (cost $30,854,981)		$31,432,022

FIXED INCOME FUNDS* 9.1%	Shares	Value

Putnam Income Fund (Class Y)	317,955	$2,117,582
Putnam Money Market Fund (Class A)	1,039,254	1,039,254

Total Fixed Income Funds (cost $3,190,256)		$3,156,836

TOTAL INVESTMENTS
Total Investments (cost $34,045,237)		$34,588,858
* Percentages indicated are based on net assets of $34,574,341.

2035 Fund

EQUITY FUNDS* 85.8%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	625,017	$7,443,955
Putnam Fund for Growth and Income (Class Y)	700,137	14,142,770
Putnam International Equity Fund (Class Y)	528,392	15,492,442
Putnam Voyager Fund (Class Y)	786,185	13,160,737

Total Equity Funds (cost $48,953,913)		$50,239,904

FIXED INCOME FUNDS* 14.2%	Shares	Value

Putnam Income Fund (Class Y)	896,472	$5,970,506
Putnam Money Market Fund (Class A)	2,354,501	2,354,501

Total Fixed Income Funds (cost $8,430,983)		$8,325,007

TOTAL INVESTMENTS
Total Investments (cost $57,384,896)		$58,564,911
* Percentages indicated are based on net assets of $58,540,221.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 7/31/06 (Continued)

2030 Fund

EQUITY FUNDS* 80.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	883,241	$10,519,410
Putnam Fund for Growth and Income (Class Y)	982,628	19,849,087
Putnam International Equity Fund (Class Y)	777,952	22,809,532
Putnam Voyager Fund (Class Y)	1,151,275	19,272,331

Total Equity Funds (cost $70,120,847)		$72,450,360

FIXED INCOME FUNDS* 19.3%	Shares	Value

Putnam Income Fund (Class Y)	1,921,751	$12,798,866
Putnam Money Market Fund (Class A)	4,516,603	4,516,603

Total Fixed Income Funds (cost $17,559,398)		$17,315,469

TOTAL INVESTMENTS
Total Investments (cost $87,680,245)		$89,765,829
* Percentages indicated are based on net assets of $89,729,015.

2025 Fund

EQUITY FUNDS* 75.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,105,923	$13,171,539
Putnam Fund for Growth and Income (Class Y)	1,281,219	25,880,621
Putnam International Equity Fund (Class Y)	977,573	28,662,427
Putnam Voyager Fund (Class Y)	1,501,113	25,128,633

Total Equity Funds (cost $89,496,387)		$92,843,220

FIXED INCOME FUNDS* 24.3%	Shares	Value

Putnam Income Fund (Class Y)	3,000,368	$19,982,453
Putnam Money Market Fund (Class A)	9,898,963	9,898,963

Total Fixed Income Funds (cost $30,319,912)		$29,881,416

TOTAL INVESTMENTS
Total Investments (cost $119,816,299)		$122,724,636
* Percentages indicated are based on net assets of $122,675,337.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 7/31/06 (Continued)

2020 Fund

EQUITY FUNDS* 65.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,275,898	$15,195,946
Putnam Fund for Growth and Income (Class Y)	1,549,060	31,290,997
Putnam International Equity Fund (Class Y)	863,216	25,309,496
Putnam Voyager Fund (Class Y)	1,814,397	30,373,009

Total Equity Funds (cost $99,766,949)		$102,169,448

FIXED INCOME FUNDS* 34.5%	Shares	Value

Putnam Income Fund (Class Y)	5,715,311	$38,063,974
Putnam Money Market Fund (Class A)	15,725,566	15,725,566

Total Fixed Income Funds (cost $54,576,897)		$53,789,540

TOTAL INVESTMENTS
Total Investments (cost $154,343,846)		$155,958,988
* Percentages indicated are based on net assets of $155,895,735.

2015 Fund

EQUITY FUNDS* 52.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,064,498	$12,678,168
Putnam Fund for Growth and Income (Class Y)	1,098,350	22,186,662
Putnam International Equity Fund (Class Y)	405,164	11,879,417
Putnam Voyager Fund (Class Y)	1,286,718	21,539,666

Total Equity Funds (cost $67,172,850)		$68,283,913

FIXED INCOME FUNDS* 47.6%	Shares	Value

Putnam Income Fund (Class Y)	6,155,707	$40,997,010
Putnam Money Market Fund (Class A)	21,012,090	21,012,090

Total Fixed Income Funds (cost $62,893,521)		$62,009,100

TOTAL INVESTMENTS
Total Investments (cost $130,066,371)		$130,293,013
* Percentages indicated are based on net assets of $130,264,097.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 7/31/06 (Continued)

2010 Fund

EQUITY FUNDS* 32.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	422,525	$ 5,032,279
Putnam Fund for Growth and Income (Class Y)	512,934	10,361,278
Putnam International Equity Fund (Class Y)	89,321	2,618,889
Putnam Voyager Fund (Class Y)	600,857	10,058,348

Total Equity Funds (cost $27,973,309)		$28,070,794

FIXED INCOME FUNDS* 67.6%	Shares	Value

Putnam Income Fund (Class Y)	5,387,097	$35,878,065
Putnam Money Market Fund (Class A)	22,610,379	22,610,379

Total Fixed Income Funds (cost $59,247,326)		$58,488,444

TOTAL INVESTMENTS
Total Investments (cost $87,220,635)		$86,559,238
* Percentages indicated are based on net assets of $86,526,148.

Maturity Fund

EQUITY FUNDS* 24.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	183,701	$ 2,187,867
Putnam Fund for Growth and Income (Class Y)	223,132	4,507,277
Putnam International Equity Fund (Class Y)	—	—
Putnam Voyager Fund (Class Y)	261,235	4,373,078

Total Equity Funds (cost $11,204,586)		$11,068,222

FIXED INCOME FUNDS* 75.5%	Shares	Value

Putnam Income Fund (Class Y)	3,086,852	$20,558,436
Putnam Money Market Fund (Class A)	13,617,619	13,617,619

Total Fixed Income Funds (cost $34,642,607)		$34,176,055

TOTAL INVESTMENTS
Total Investments (cost $45,847,193)		$45,244,277
* Percentages indicated are based on net assets of $45,224,493.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 7/31/06

ASSETS	2050 Fund	2045 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$3,959,523	$25,589,618

Interest receivable	161	1,062

Receivable for shares of the fund sold	7,150	83,943

Receivable for securities sold	2,737	27,500

Receivable from Manager (Note 2)	703	1,868

Cash	—	86

Total assets	3,970,274	25,704,077

LIABILITIES
Payable for shares of the fund redeemed	2,737	27,500

Payable for securities purchased	7,306	84,973

Payable for compensation of Manager (Note 2)	299	2,046

Payable for distribution fees (Note 2)	620	3,170

Other accrued expenses	1,836	6,854

Total liabilities	12,798	124,543

Net assets	$3,957,476	$25,579,534

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$3,932,233	$24,210,387

Undistributed net investment income (Note 1)	3,567	23,791

Accumulated net realized gain on investments (Note 1)	82,863	975,730

Net unrealized appreciation (depreciation) of investments	(61,187)	369,626

Total — Representing net assets applicable to capital outstanding	$3,957,476	$25,579,534

(Continued on next page)

Statement of assets and liabilities 7/31/06 (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2050 Fund	2045 Fund

Computation of net asset value and offering price Class A
Net Assets	$2,852,305	$15,085,120

Number of shares outstanding	50,540	208,699

Net asset value	$56.44	$72.28

Offering price per class A share (front-end sales charge of 5.25%)	$59.57	$76.28

Computation of net asset value Class B
Net Assets	$44,869	$81,050

Number of shares outstanding	799	1,158

Net asset value	$56.18	$69.98

Computation of net asset value Class C
Net Assets	$1,153	$9,421

Number of shares outstanding	21	134

Net asset value	$56.21	$70.27

Computation of net asset value Class M
Net Assets	$3,074	$7,676

Number of shares outstanding	55	109

Net asset value	$56.28	$70.38

Offering price per class M share (front-end sales charge of 3.25%)	$58.17	$72.74

Computation of net asset value Class R
Net Assets	$9,535	$18,619

Number of shares outstanding	169	253

Net asset value	$56.37	$73.67

Computation of net asset value Class Y
Net Assets	$1,046,540	$10,377,648

Number of shares outstanding	18,500	131,462

Net asset value	$56.57	$78.94

Cost of investments (Note 1)	$4,020,710	$25,219,992

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 7/31/06 (Continued)

ASSETS	2040 Fund	2035 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$34,588,858	$58,564,911

Interest receivable	4,312	9,811

Receivable for shares of the fund sold	322,890	201,980

Receivable for securities sold	19,237	91,211

Receivable from Manager (Note 2)	1,903	2,029

Cash	76	58

Total assets	34,937,276	58,870,000

LIABILITIES
Payable for shares of the fund redeemed	19,237	91,211

Payable for securities purchased	326,817	211,466

Payable for compensation of Manager (Note 2)	2,734	4,672

Payable for distribution fees (Note 2)	4,558	6,747

Other accrued expenses	9,589	15,683

Total liabilities	362,935	329,779

Net assets	$34,574,341	$58,540,221

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$32,636,477	$54,795,551

Undistributed net investment income (Note 1)	70,989	188,487

Accumulated net realized gain on investments (Note 1)	1,323,254	2,376,168

Net unrealized appreciation of investments	543,621	1,180,015

Total— Representing net assets applicable to capital outstanding	$34,574,341	$58,540,221

(Continued on next page)

Statement of assets and liabilities 7/31/06 (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2040 Fund	2035 Fund

Computation of net asset value and offering price Class A
Net Assets	$21,828,949	$31,512,871

Number of shares outstanding	302,709	448,058

Net asset value	$72.11	$70.33

Offering price per class A share (front-end sales charge of 5.25%)	$76.11	$74.23

Computation of net asset value Class B
Net Assets	$127,146	$307,899

Number of shares outstanding	1,821	4,549

Net asset value	$69.82	$67.68

Computation of net asset value Class C
Net Assets	$1,918	$7,054

Number of shares outstanding	27	104

Net asset value	$70.00	$68.13

Computation of net asset value Class M
Net Assets	$22,769	$37,175

Number of shares outstanding	325	546

Net asset value	$70.03	$68.10

Offering price per class M share (front-end sales charge of 3.25%)	$72.38	$70.39

Computation of net asset value Class R
Net Assets	$45,736	$25,495

Number of shares outstanding	622	368

Net asset value	$73.56	$69.31

Computation of net asset value Class Y
Net Assets	$12,547,823	$26,649,727

Number of shares outstanding	159,902	347,607

Net asset value	$78.47	$76.67

Cost of investments (Note 1)	$34,045,237	$57,384,896

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 7/31/06 (Continued)

ASSETS	2030 Fund	2025 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$89,765,829	$122,724,636

Interest receivable	18,842	41,162

Receivable for shares of the fund sold	160,392	235,593

Receivable for securities sold	169,943	70,546

Receivable from Manager (Note 2)	1,764	3,148

Cash	57	—

Total assets	90,116,827	123,075,085

LIABILITIES
Payable to subcustodian	—	57

Payable for shares of the fund redeemed	169,943	70,546

Payable for securities purchased	178,455	275,384

Payable for compensation of Manager (Note 2)	7,208	9,863

Payable for distribution fees (Note 2)	10,137	13,503

Other accrued expenses	22,069	30,395

Total liabilities	387,812	399,748

Net assets	$89,729,015	$122,675,337

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$83,887,342	$113,812,282

Undistributed net investment income (Note 1)	400,912	699,063

Accumulated net realized gain on investments (Note 1)	3,355,177	5,255,655

Net unrealized appreciation of investments	2,085,584	2,908,337

Total — Representing net assets applicable to capital outstanding	$89,729,015	$122,675,337

(Continued on next page)

Statement of assets and liabilities 7/31/06 (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2030 Fund	2025 Fund

Computation of net asset value and offering price Class A
Net Assets	$46,152,900	$61,670,316

Number of shares outstanding	664,432	845,077

Net asset value	$69.46	$72.98

Offering price per class A share (front-end sales charge of 5.25%)	$73.31	$77.02

Computation of net asset value Class B
Net Assets	$301,538	$716,514

Number of shares outstanding	4,463	10,198

Net asset value	$67.56	$70.26

Computation of net asset value Class C
Net Assets	$43,000	$103,446

Number of shares outstanding	638	1,469

Net asset value	$67.43	$70.43

Computation of net asset value Class M
Net Assets	$603,994	$264,499

Number of shares outstanding	8,918	3,749

Net asset value	$67.73	$70.55

Offering price per class M share (front-end sales charge of 3.25%)	$70.01	$72.92

Computation of net asset value Class R
Net Assets	$80,517	$110,598

Number of shares outstanding	1,188	1,564

Net asset value	$67.75	$70.70

Computation of net asset value Class Y
Net Assets	$42,547,066	$59,809,964

Number of shares outstanding	566,468	816,237

Net asset value	$75.11	$73.28

Cost of investments (Note 1)	$87,680,245	$119,816,299

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 7/31/06 (Continued)

ASSETS	2020 Fund	2015 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$155,958,988	$130,293,013

Interest receivable	65,832	87,510

Receivable for shares of the fund sold	311,170	322,926

Receivable for securities sold	262,101	23,538

Receivable from Manager (Note 2)	2,611	3,154

Total assets	156,600,702	130,730,141

LIABILITIES
Payable to subcustodian	58	76

Payable for shares of the fund redeemed	262,101	23,538

Payable for securities purchased	374,732	386,724

Payable for compensation of Manager (Note 2)	12,671	10,577

Payable for distribution fees (Note 2)	17,740	14,201

Other accrued expenses	37,665	30,928

Total liabilities	704,967	466,044

Net assets	$155,895,735	$130,264,097

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$147,887,139	$124,442,638

Undistributed net investment income (Note 1)	1,240,367	1,430,044

Accumulated net realized gain on investments (Note 1)	5,153,087	4,164,773

Net unrealized appreciation of investments	1,615,142	226,642

Total — Representing net assets applicable to capital outstanding	$155,895,735	$130,264,097

(Continued on next page)

Statement of assets and liabilities 7/31/06 (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2020 Fund	2015 Fund

Computation of net asset value and offering price Class A
Net Assets	$81,231,556	$66,032,503

Number of shares outstanding	1,227,109	1,004,762

Net asset value	$66.20	$65.72

Offering price per class A share (front-end sales charge of 5.25%)	$69.87	$69.36

Computation of net asset value Class B
Net Assets	$543,113	$371,668

Number of shares outstanding	8,386	5,772

Net asset value	$64.77	$64.39

Computation of net asset value Class C
Net Assets	$108,696	$230,583

Number of shares outstanding	1,675	3,582

Net asset value	$64.89	$64.37

Computation of net asset value Class M
Net Assets	$534,823	$138,873

Number of shares outstanding	8,229	2,147

Net asset value	$64.99	$64.67

Offering price per class M share (front-end sales charge of 3.25%)	$67.17	$66.84

Computation of net asset value Class R
Net Assets	$102,174	$3,652

Number of shares outstanding	1,570	56

Net asset value	$65.08	$64.74

Computation of net asset value Class Y
Net Assets	$73,375,373	$63,486,818

Number of shares outstanding	1,034,251	962,658

Net asset value	$70.95	$65.95

Cost of investments (Note 1)	$154,343,846	$130,066,371

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 7/31/06 (Continued)

ASSETS	2010 Fund	Maturity Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$86,559,238	$45,244,277

Interest receivable	94,149	57,583

Receivable for shares of the fund sold	425,037	109,922

Receivable for securities sold	30,209	29,056

Receivable from Manager (Note 2)	2,779	—

Cash	—	121,829

Total assets	87,111,412	45,562,667

LIABILITIES
Payable to subcustodian	86	—

Payable for shares of the fund redeemed	30,209	29,056

Payable for securities purchased	516,183	165,740

Payable for compensation of Manager (Note 2)	7,082	4,030

Payable for distribution fees (Note 2)	9,625	6,676

Distributions payable to shareholders	—	121,835

Other accrued expenses	22,079	10,837

Total liabilities	585,264	338,174

Net assets	$86,526,148	$45,224,493

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$84,162,156	$45,424,607

Undistributed net investment income (Note 1)	1,393,304	50,188

Accumulated net realized gain on investments (Note 1)	1,632,085	352,614

Net unrealized depreciation of investments	(661,397)	(602,916)

Total — Representing net assets applicable to capital outstanding	$86,526,148	$45,224,493

(Continued on next page)

Statement of assets and liabilities 7/31/06 (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2010 Fund	Maturity Fund

Computation of net asset value and offering price Class A
Net Assets	$44,579,469	$31,206,115

Number of shares outstanding	759,534	557,548

Net asset value	$58.69	$55.97

Offering price per class A share (front-end sales charge of 5.25%)	$61.94	$59.07

Computation of net asset value Class B
Net Assets	$227,749	$137,961

Number of shares outstanding	3,956	2,463

Net asset value	$57.57	$56.01

Computation of net asset value Class C
Net Assets	$36,451	$1,047

Number of shares outstanding	636	19

Net asset value	$57.30	$56.04

Computation of net asset value Class M
Net Assets	$124,163	$75,324

Number of shares outstanding	2,161	1,345

Net asset value	$57.46	$55.99

Offering price per class M share (front-end sales charge of 3.25%)	$59.39	$57.87

Computation of net asset value Class R
Net Assets	$80,321	$48,144

Number of shares outstanding	1,395	860

Net asset value	$57.56	$55.99

Computation of net asset value Class Y
Net Assets	$41,477,995	$13,755,902

Number of shares outstanding	675,466	245,179

Net asset value	$61.41	$56.11

Cost of investments (Note 1)	$87,220,635	$45,847,193

The accompanying notes are an integral part of these financial statements.

Statement of operations
For the year ended 7/31/06

INVESTMENT INCOME	2050 Fund	2045 Fund

Income distributions from underlying Putnam Funds	$ 22,230	$ 298,039

EXPENSES (NOTE 2)
Compensation of Manager	924	10,076

Distribution fees — Class A	3,395	28,525

Distribution fees — Class B	397	381

Distribution fees — Class C	25	95

Distribution fees — Class M	24	61

Distribution fees — Class R	15	17

Audit fees	388	4,242

Registration fees	375	986

Reports to shareholder	1,840	2,857

Other fees	175	269

Amortization of offering costs (Note 1)	57,574	21,928

Fees waived and reimbursed by Manager	(59,547)	(21,020)

Total expenses	5,585	48,417

Net investment income	16,645	249,622

Net realized gain on sale of underlying Putnam fund shares	75,292	806,186

Capital gain distributions from underlying Putnam fund shares	27,154	457,020

Net unrealized depreciation of underlying Putnam fund shares
during the year	(72,415)	(335,452)

Net gain on investments	30,031	927,754

Net increase in net assets resulting from operations	$ 46,676	$1,177,376

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)
For the year ended 7/31/06

INVESTMENT INCOME	2040 Fund	2035 Fund

Income distributions from underlying Putnam Funds	$ 421,407	$ 857,980

EXPENSES (NOTE 2)
Compensation of Manager	13,417	24,645

Distribution fees — Class A	41,260	65,345

Distribution fees — Class B	690	1,984

Distribution fees — Class C	14	25

Distribution fees — Class M	110	222

Distribution fees — Class R	80	41

Audit fees	5,647	10,376

Registration fees	1,388	1,700

Reports to shareholder	4,332	6,695

Other fees	418	613

Amortization of offering costs (Note 1)	21,928	21,928

Fees waived and reimbursed by Manager	(21,394)	(18,549)

Total expenses	67,890	115,025

Net investment income	353,517	742,955

Net realized gain on sale of underlying Putnam fund shares	1,163,038	2,179,718

Capital gain distributions from underlying Putnam fund shares	613,934	1,092,449

Net unrealized depreciation of underlying Putnam fund shares
during the year	(538,066)	(1,048,506)

Net gain on investments	1,238,906	2,223,661

Net increase in net assets resulting from operations	$1,592,423	$ 2,966,616

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)
For the year ended 7/31/06

INVESTMENT INCOME	2030 Fund	2025 Fund

Income distributions from underlying Putnam Funds	$ 1,471,497	$ 2,308,660

EXPENSES (NOTE 2)
Compensation of Manager	38,753	56,255

Distribution fees — Class A	95,311	136,984

Distribution fees — Class B	2,897	4,233

Distribution fees — Class C	366	788

Distribution fees — Class M	1,424	1,645

Distribution fees — Class R	252	29

Audit fees	16,322	23,697

Registration fees	1,980	1,271

Reports to shareholder	7,731	10,192

Other fees	688	978

Amortization of offering costs (Note 1)	21,928	21,928

Fees waived and reimbursed by Manager	(13,443)	(6,684)

Total expenses	174,209	251,316

Net investment income	1,297,288	2,057,344

Net realized gain on sale of underlying Putnam fund shares	3,030,883	5,267,612

Capital gain distributions from underlying Putnam fund shares	1,658,092	2,294,479

Net unrealized depreciation of underlying Putnam fund shares
during the year	(1,426,516)	(2,964,957)

Net gain on investments	3,262,459	4,597,134

Net increase in net assets resulting from operations	$ 4,559,747	$ 6,654,478

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)
For the year ended 7/31/06

INVESTMENT INCOME	2020 Fund	2015 Fund

Income distributions from underlying Putnam Funds	$ 3,089,168	$ 3,248,813

EXPENSES (NOTE 2)
Compensation of Manager	67,982	62,086

Distribution fees — Class A	167,809	147,897

Distribution fees — Class B	3,528	2,867

Distribution fees — Class C	866	1,478

Distribution fees — Class M	2,921	1,077

Distribution fees — Class R	282	57

Audit fees	28,623	26,169

Registration fees	3,763	14

Other fees	11,163	9,813

Amortization of offering costs (Note 1)	21,928	21,928

Fees waived and reimbursed by Manager	(3,757)	(3,154)

Total expenses	305,108	270,232

Net investment income	2,784,060	2,978,581

Net realized gain on sale of underlying Putnam fund shares	4,589,083	5,170,437

Capital gain distributions from underlying Putnam fund shares	2,426,270	2,061,980

Net unrealized depreciation of underlying Putnam fund shares
during the year	(3,925,439)	(5,734,750)

Net gain on investments	3,089,914	1,497,667

Net increase in net assets resulting from operations	$ 5,873,974	$ 4,476,248

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)
For the year ended 7/31/06

INVESTMENT INCOME	2010 Fund	Maturity Fund

Income distributions from underlying Putnam funds	$ 2,651,867	$ 1,539,118

EXPENSES (NOTE 2)
Compensation of Manager	41,762	22,658

Distribution fees — Class A	105,168	73,128

Distribution fees — Class B	1,502	1,205

Distribution fees — Class C	342	10

Distribution fees — Class M	818	115

Distribution fees — Class R	346	16

Audit fees	17,594	9,555

Registration fees	519	5

Other fees	9,115	2,951

Amortization of offering costs (Note 1)	21,928	32,863

Fees waived and reimbursed by Manager	(12,026)	(23,796)

Total expenses	187,068	118,710

Net investment income	2,464,799	1,420,408

Net realized gain on sale of underlying Putnam fund shares	1,447,604	322,479

Capital gain distributions from underlying Putnam fund shares	1,007,022	404,373

Net unrealized depreciation of underlying Putnam fund shares
during the year	(2,804,430)	(1,309,034)

Net loss on investments	(349,804)	(582,182)

Net increase in net assets resulting from operations	$ 2,114,995	$ 838,226

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

2050 Fund

INCREASE IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income (loss)	$ 16,645	$(50)

Net realized gain on underlying Putnam fund shares	102,446	2,909

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(72,415)	11,228

Net increase in net assets resulting from operations	46,676	14,087

Distributions to shareholders (Note 1)

From net investment income

Class A	(12,282)	—

Class B	(331)	—

Class C	(39)	—

Class M	(35)	—

Class R	(13)	—

Class Y	(4,084)	—

From net realized short-term gain on investments

Class A	(14,240)	—

Class B	(588)	—

Class C	(73)	—

Class M	(55)	—

Class R	(19)	—

Class Y	(4,516)	—

Redemption fees (Note 1)	77	—

Increase from capital share transactions (Note 4)	3,499,920	432,991

Total increase in net assets	3,510,398	447,078

NET ASSETS
Beginning of year (Note 5)	447,078	—

End of year	$3,957,476	$447,078

Undistributed net investment income, end of year	$ 3,567	$ 130

* Commencement of operations May 2, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2045 Fund

INCREASE IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$ 249,622	$ 63,447

Net realized gain on underlying Putnam fund shares	1,263,206	352,834

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(335,452)	705,078

Net increase in net assets resulting from operations	1,177,376	1,121,359

Distributions to shareholders (Note 1)

From net investment income

Class A	(166,913)	(26,219)

Class B	(218)	(8)

Class C	(78)	(8)

Class M	(87)	(9)

Class R	—	(9)

Class Y	(126,139)	(33,627)

From net realized short-term gain on investments

Class A	(349,962)	—

Class B	(603)	—

Class C	(314)	—

Class M	(271)	—

Class R	—	—

Class Y	(238,800)	—

Redemption fees (Note 1)	401	—

Increase from capital share transactions (Note 4)	9,186,199	15,037,464

Total increase in net assets	9,480,591	16,098,943

NET ASSETS
Beginning of year (Note 5)	16,098,943	—

End of year	$25,579,534	$16,098,943

Undistributed net investment income, end of year	$ 23,791	$ 13,433

* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2040 Fund

INCREASE IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$ 353,517	$ 97,884

Net realized gain on underlying Putnam fund shares	1,776,972	450,225

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(538,066)	1,081,687

Net increase in net assets resulting from operations	1,592,423	1,629,796

Distributions to shareholders (Note 1)

From net investment income

Class A	(234,538)	(40,513)

Class B	(483)	(7)

Class C	(10)	(7)

Class M	(131)	(48)

Class R	—	(8)

Class Y	(146,479)	(44,746)

From net realized short-term gain on investments

Class A	(534,325)	—

Class B	(1,625)	—

Class C	(43)	—

Class M	(423)	—

Class R	—	—

Class Y	(299,882)	—

Redemption fees (Note 1)	368	1,976

Increase from capital share transactions (Note 4)	12,936,322	19,716,724

Total increase in net assets	13,311,174	21,263,167

NET ASSETS
Beginning of year (Note 5)	21,263,167	—

End of year	$34,574,341	$21,263,167

Undistributed net investment income, end of year	$ 70,989	$ 26,478
* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2035 Fund

INCREASE IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$ 742,955	$ 238,444

Net realized gain on underlying Putnam fund shares	3,272,167	791,457

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(1,048,506)	2,228,521

Net increase in net assets resulting from operations	2,966,616	3,258,422

Distributions to shareholders (Note 1)

From net investment income

Class A	(415,033)	(70,869)

Class B	(2,451)	(86)

Class C	(12)	(7)

Class M	(327)	(21)

Class R	—	(7)

Class Y	(359,130)	(98,944)

From net realized short-term gain on investments

Class A	(872,564)	—

Class B	(5,959)	—

Class C	(43)	—

Class M	(885)	—

Class R	(6)	—

Class Y	(679,478)	—

From net realized long-term gain on investments

Class A	(5,644)	—

Class B	(39)	—

Class C	—	—

Class M	(6)	—

Class R	—	—

Class Y	(4,395)	—

Redemption fees (Note 1)	5	—

Increase from capital share transactions (Note 4)	15,826,585	39,004,499

Total increase in net assets	16,447,234	42,092,987

NET ASSETS
Beginning of year (Note 5)	42,092,987	—

End of year	$58,540,221	$42,092,987

Undistributed net investment income, end of year	$ 188,487	$ 94,887

* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2030 Fund

INCREASE IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$ 1,297,288	$ 412,763

Net realized gain on underlying Putnam fund shares	4,688,975	1,147,493

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(1,426,516)	3,512,100

Net increase in net assets resulting from operations	4,559,747	5,072,356

Distributions to shareholders (Note 1)

From net investment income

Class A	(645,707)	(98,122)

Class B	(4,028)	(6)

Class C	(639)	(6)

Class M	(779)	(19)

Class R	(844)	(6)

Class Y	(651,675)	(140,095)

From net realized short-term gain on investments

Class A	(1,184,385)	—

Class B	(9,681)	—

Class C	(1,367)	—

Class M	(1,738)	—

Class R	(1,482)	—

Class Y	(1,079,684)	—

From net realized long-term gain on investments

Class A	(11,612)	—

Class B	(95)	—

Class C	(13)	—

Class M	(17)	—

Class R	(15)	—

Class Y	(10,585)	—

Redemption fees (Note 1)	920	—

Increase from capital share transactions (Note 4)	18,421,092	65,517,500

Total increase in net assets	19,377,413	70,351,602

NET ASSETS
Beginning of year (Note 5)	70,351,602	—

End of year	$89,729,015	$70,351,602

Undistributed net investment income, end of year	$ 400,912	$ 212,753

* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2025 Fund

INCREASE IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$2,057,344	$762,161

Net realized gain on underlying Putnam fund shares	7,562,091	1,265,064

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(2,964,957)	5,873,294

Net increase in net assets resulting from operations	6,654,478	7,900,519

Distributions to shareholders (Note 1)

From net investment income

Class A	(980,942)	(156,581)

Class B	(4,935)	(79)

Class C	(705)	(5)

Class M	(3,000)	(210)

Class R	(37)	(6)

Class Y	(1,051,074)	(242,685)

From net realized short-term gain on investments

Class A	(1,681,714)	—

Class B	(10,597)	—

Class C	(1,682)	—

Class M	(6,352)	—

Class R	(70)	—

Class Y	(1,624,261)	—

From net realized long-term gain on investments

Class A	(2,161)	—

Class B	(14)	—

Class C	(2)	—

Class M	(8)	—

Class R	—	—

Class Y	(2,087)	—

Redemption fees (Note 1)	821	860

Increase from capital share transactions (Note 4)	11,762,047	102,125,819

Total increase in net assets	13,047,705	109,627,632

NET ASSETS
Beginning of year (Note 5)	109,627,632	—

End of year	$122,675,337	$109,627,632

Undistributed net investment income, end of year	$699,063	$420,251

* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2020 Fund

INCREASE IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$2,784,060	$944,731

Net realized gain on underlying Putnam fund shares	7,015,353	1,390,724

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(3,925,439)	5,540,581

Net increase in net assets resulting from operations	5,873,974	7,876,036

Distributions to shareholders (Note 1)

From net investment income

Class A	(1,169,602)	(155,610)

Class B	(5,464)	(90)

Class C	(1,091)	(14)

Class M	(6,518)	(151)

Class R	(1,096)	(5)

Class Y	(1,260,545)	(232,313)

From net realized short-term gain on investments

Class A	(1,497,711)	—

Class B	(8,487)	—

Class C	(1,862)	—

Class M	(9,658)	—

Class R	(1,305)	—

Class Y	(1,466,727)	—

From net realized long-term gain on investments

Class A	(3,510)	—

Class B	(20)	—

Class C	(4)	—

Class M	(23)	—

Class R	(3)	—

Class Y	(3,437)	—

Redemption fees (Note 1)	353	—

Increase from capital share transactions (Note 4)	35,018,689	112,951,929

Total increase in net assets	35,455,953	120,439,782

NET ASSETS
Beginning of year (Note 5)	120,439,782	—

End of year	$155,895,735	$120,439,782

Undistributed net investment income, end of year	$1,240,367	$ 618,822

* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2015 Fund

INCREASE (DECREASE) IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$2,978,581	$ 1,350,566

Net realized gain on underlying Putnam fund shares	7,232,417	1,191,425

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(5,734,750)	5,961,392

Net increase in net assets resulting from operations	4,476,248	8,503,383

Distributions to shareholders (Note 1)

From net investment income

Class A	(1,340,947)	(151,730)

Class B	(3,935)	(23)

Class C	(2,633)	(46)

Class M	(3,386)	(71)

Class R	(720)	(4)

Class Y	(1,424,368)	(288,518)

From net realized short-term gain on investments

Class A	(2,034,022)	—

Class B	(6,839)	—

Class C	(4,596)	—

Class M	(5,918)	—

Class R	(1,037)	—

Class Y	(1,977,837)	—

From net realized long-term gain on investments

Class A	(2,511)	—

Class B	(8)	—

Class C	(6)	—

Class M	(7)	—

Class R	(1)	—

Class Y	(2,442)	—

Redemption fees (Note 1)	36	—

Increase (decrease) from capital share transactions (Note 4)	(8,359,668)	132,895,703

Total increase (decrease) in net assets	(10,694,597)	140,958,694

NET ASSETS
Beginning of year (Note 5)	140,958,694	—

End of year	$130,264,097	$140,958,694

Undistributed net investment income, end of year	$1,430,044	$ 981,679

* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2010 Fund

INCREASE IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$ 2,464,799	$ 1,009,849

Net realized gain on underlying Putnam fund shares	2,454,626	584,207

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(2,804,430)	2,143,033

Net increase in net assets resulting from operations	2,114,995	3,737,089

Distributions to shareholders (Note 1)

From net investment income

Class A	(1,011,730)	(100,806)

Class B	(1,365)	(9)

Class C	(720)	(5)

Class M	(2,636)	(3)

Class R	(2,459)	(3)

Class Y	(1,004,002)	(134,208)

From net realized short-term gain on investments

Class A	(665,612)	—

Class B	(1,306)	—

Class C	(535)	—

Class M	(1,823)	—

Class R	(1,537)	—

Class Y	(608,118)	—

From net realized long-term gain on investments

Class A	(9,984)	—

Class B	(20)	—

Class C	(8)	—

Class M	(27)	—

Class R	(23)	—

Class Y	(9,122)	—

Redemption fees (Note 1)	1,403	—

Increase from capital share transactions (Note 4)	3,792,860	80,435,862

Total increase in net assets	2,588,231	83,937,917

NET ASSETS
Beginning of year (Note 5)	83,937,917	—

End of year	$86,526,148	$83,937,917

Undistributed net investment income, end of year	$ 1,393,304	$ 827,162

* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

Maturity Fund

INCREASE (DECREASE) IN NET ASSETS

	For the year ended
	7/31/06	7/31/05*

Operations:
Net investment income	$1,420,408	$ 615,875

Net realized gain on underlying Putnam fund shares	726,852	242,186

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(1,309,034)	706,118

Net increase in net assets resulting from operations	838,226	1,564,179

Distributions to shareholders (Note 1)

From net investment income

Class A	(946,095)	(240,377)

Class B	(2,943)	(888)

Class C	(26)	(8)

Class M	(416)	(17)

Class R	(183)	(12)

Class Y	(536,359)	(347,085)

From net realized short-term gain on investments

Class A	(384,904)	—

Class B	(1,631)	—

Class C	(13)	—

Class M	(40)	—

Class R	(13)	—

Class Y	(186,875)	—

Redemption fees (Note 1)	445	—

Increase (decrease) from capital share transactions (Note 4)	(1,202,495)	46,572,023

Total increase (decrease) in net assets	(2,423,322)	47,547,815

NET ASSETS
Beginning of year (Note 5)	47,647,815	100,000

End of year	$45,224,493	$47,647,815

Undistributed net investment income, end of year	$50,188	$ 62,166

* For the period November 1, 2004 (commencement of operations) to July 31, 2005.

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights		(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f )	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)(d)	net assets (%)(d)(f )	(%)

Putnam RetirementReady 2050 Fund
CLASS A
July 31, 2006	$54.36	.48	3.33	3.81	(.80)	(.93)	(1.73)	—(e)	$56.44	7.07	$2,852.35		.86	96.90
July 31, 2005**	50.00	(.01)	4.37	4.36	—	—	—	—	54.36	8.72*	274	.09*	(.02)*	24.76*

CLASS B
July 31, 2006	$54.25	.24	3.14	3.38	(.52)	(.93)	(1.45)	—(e)	$56.18	6.26	$45	1.10	.43	96.90
July 31, 2005**	50.00	(.08)	4.33	4.25	—	—	—	—	54.25	8.50*	31	.28*	(.16)*	24.76*

CLASS C
July 31, 2006	$54.25	.73	2.66	3.39	(.50)	(.93)	(1.43)	—(e)	$56.21	6.29	$1	1.10	1.31	96.90
July 31, 2005**	50.00	(.08)	4.33	4.25	—	—	—	—	54.25	8.50*	4	.28*	(.16)*	24.76*

CLASS M
July 31, 2006	$54.28	.45	3.07	3.52	(.59)	(.93)	(1.52)	—(e)	$56.28	6.52	$3.85		.78	96.90
July 31, 2005**	50.00	(.05)	4.33	4.28	—	—	—	—	54.28	8.56*	3	.22*	(.09)*	24.76*

CLASS R
July 31, 2006	$54.32	.22	3.43	3.65	(.67)	(.93)	(1.60)	—(e)	$56.37	6.75	$10.60		.40	96.90
July 31, 2005**	50.00	(.02)	4.34	4.32	—	—	—	—	54.32	8.64*	1	.15*	(.04)*	24.76*

CLASS Y
July 31, 2006	$54.38	.62	3.34	3.96	(.84)	(.93)	(1.77)	—(e)	$56.57	7.34	$1,047.10		1.09	96.90
July 31, 2005**	50.00	.03	4.35	4.38	—	—	—	—	54.38	8.76*	134	.03*	.05*	24.76*

Putnam RetirementReady 2045 Fund
CLASS A
July 31, 2006	$70.75	.83	4.42	5.25	(1.20)	(2.52)	(3.72)	—(e)	$72.28	7.50	$15,085.35		1.14	55.76
July 31, 2005***	63.42	.28	7.63	7.91	(.58)	—	(.58)	—	70.75	12.51*	8,136	.26*	.41*	42.17*

CLASS B
July 31, 2006	$68.83	(.01)	4.59	4.58	(.91)	(2.52)	(3.43)	—(e)	$69.98	6.71	$81	1.10	(.01)	55.76
July 31, 2005***	62.00	(.24)	7.58	7.34	(.51)	—	(.51)	—	68.83	11.87*	17	.82*	(.37)*	42.17*

CLASS C
July 31, 2006	$68.84	.32	4.26	4.58	(.63)	(2.52)	(3.15)	—(e)	$70.27	6.70	$9	1.10	.46	55.76
July 31, 2005***	62.00	(.26)	7.61	7.35	(.51)	—	(.51)	—	68.84	11.89*	10	.82*	(.39)*	42.17*

CLASS M
July 31, 2006	$68.94	.51	4.26	4.77	(.81)	(2.52)	(3.33)	—(e)	$70.38	6.97	$8.85		.72	55.76
July 31, 2005***	62.00	(.06)	7.54	7.48	(.54)	—	(.54)	—	68.94	12.09*	9	.64*	(.09)*	42.17*

CLASS R
July 31, 2006(1)	$72.20	(.06)	1.53	1.47	—	—	—	—(e)	$73.67	2.04*	$19	.36*	(.09)*	55.76*
December 19, 2005(2)	69.06	1.48	1.66	3.14	—	—	—	—	72.20	4.55*	—	.23*	2.12*	36.08*
July 31, 2005***	62.00	.30	7.32	7.62	(.56)	—	(.56)	—	69.06	12.33*	1	.45*	.45*	42.17*

CLASS Y
July 31, 2006	$76.88	1.09	4.82	5.91	(1.33)	(2.52)	(3.85)	—(e)	$78.94	7.77	$10,378.10		1.37	55.76
July 31, 2005***	68.76	.46	8.26	8.72	(.60)	—	(.60)	—	76.88	12.72*	7,926	.07*	.63*	42.17*

See page 86 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

76                                                                                                                                                                                                77

Financial highlights		(For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f ) investments		operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c) (d)	net assets (%)(d)(f )	(%)

Putnam RetirementReady 2040 Fund
CLASS A
July 31, 2006	$70.81	.89	4.28	5.17	(1.18)	(2.69)	(3.87)	—(e)	$72.11	7.38	$21,829.35		1.24	54.52
July 31, 2005***	63.50	.32	7.51	7.83	(.52)	—	(.52)	—(e)	70.81	12.37 *	12,230	.26*	.48*	39.79*

CLASS B
July 31, 2006	$68.82	.15	4.34	4.49	(.80)	(2.69)	(3.49)	—(e)	$69.82	6.58	$127	1.10	.22	54.52
July 31, 2005***	62.00	(.25)	7.52	7.27	(.45)	—	(.45)	—(e)	68.82	11.75 *	37	.82*	(.38)*	39.79*

CLASS C
July 31, 2006	$68.83	.32	4.18	4.50	(.64)	(2.69)	(3.33)	—(e)	$70.00	6.60	$2	1.10	.46	54.52
July 31, 2005***	62.00	.06	7.22	7.28	(.45)	—	(.45)	—(e)	68.83	11.77 *	1	.82*	.09*	39.79*

CLASS M
July 31, 2006	$68.88	.45	4.22	4.67	(.83)	(2.69)	(3.52)	—(e)	$70.03	6.85	$23.85		.64	54.52
July 31, 2005***	62.00	.07	7.33	7.40	(.52)	—	(.52)	—(e)	68.88	11.96*	11	.64*	.11*	39.79*

CLASS R
July 31, 2006(1)	$72.11	.04	1.41	1.45	—	—	—	—(e)	$73.56	2.01*	$46	.36*	.05*	54.52*
December 19, 2005(2)	69.04	1.47	1.60	3.07	—	—	—	—	72.11	4.45*	—	.23*	2.10*	39.73*
July 31, 2005***	62.00	.31	7.23	7.54	(.50)	—	(.50)	—(e)	69.04	12.20*	1	.45*	.47*	39.79*

CLASS Y
July 31, 2006	$76.67	1.15	4.65	5.80	(1.31)	(2.69)	(4.00)	—(e)	$78.47	7.66	$12,548.10		1.46	54.52
July 31, 2005***	68.61	.50	8.10	8.60	(.54)	—	(.54)	—(e)	76.67	12.58*	8,983	.07*	.68*	39.79*

Putnam RetirementReady 2035 Fund
CLASS A
July 31, 2006	$69.50	1.00	3.73	4.73	(1.25)	(2.65)	(3.90)	—(e)	$70.33	6.87	$31,513.35		1.41	51.70
July 31, 2005***	62.61	.38	6.96	7.34	(.45)	—	(.45)	—	69.50	11.76*	21,274	.26*	.58*	36.45*

CLASS B
July 31, 2006	$67.35	.38	3.68	4.06	(1.08)	(2.65)	(3.73)	—(e)	$67.68	6.08	$308	1.10	.55	51.70
July 31, 2005***	61.00	(.08)	6.87	6.79	(.44)	—	(.44)	—	67.35	11.15*	67	.82*	(.13)*	36.45*

CLASS C
July 31, 2006	$67.41	.18	3.92	4.10	(.73)	(2.65)	(3.38)	—(e)	$68.13	6.13	$7	1.10	.26	51.70
July 31, 2005***	61.00	.10	6.69	6.79	(.38)	—	(.38)	—	67.41	11.15*	1	.82*	.15*	36.45*

CLASS M
July 31, 2006	$67.47	.56	3.69	4.25	(.97)	(2.65)	(3.62)	—(e)	$68.10	6.35	$37.85		.82	51.70
July 31, 2005***	61.00	(.01)	6.92	6.91	(.44)	—	(.44)	—	67.47	11.35*	20	.64*	(.02)*	36.45*

CLASS R
July 31, 2006	$67.61	.65	3.70	4.35	—	(2.65)	(2.65)	—(e)	$69.31	6.48	$25.60		.96	51.70
July 31, 2005***	61.00	.35	6.70	7.05	(.44)	—	(.44)	—	67.61	11.58 *	1	.45*	.52*	36.45*

CLASS Y
July 31, 2006	$75.37	1.25	4.09	5.34	(1.39)	(2.65)	(4.04)	—(e)	$76.67	7.16	$26,650.10		1.63	51.70
July 31, 2005***	67.76	.56	7.52	8.08	(.47)	—	(.47)	—	75.37	11.96*	20,730	.07 *	.77*	36.45*

See page 86 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

78                                                                                                                                                                                                     79

Financial highlights		(For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f )	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c) (d)	net assets (%)(d)(f )	(%)

Putnam RetirementReady 2030 Fund
CLASS A
July 31, 2006	$68.65	1.10	3.36	4.46	(1.28)	(2.37)	(3.65)	—(e)	$69.46	6.57	$46,153.35		1.57	48.81
July 31, 2005***	62.16	.44	6.47	6.91	(.42)	—	(.42)	—	68.65	11.14*	32,720	.26*	.66*	34.59*

CLASS B
July 31, 2006	$67.07	.59	3.25	3.84	(.98)	(2.37)	(3.35)	—(e)	$67.56	5.77	$302	1.10	.86	48.81
July 31, 2005***	61.00	(.13)	6.55	6.42	(.35)	—	(.35)	—	67.07	10.54*	225	.82*	(.20)*	34.59*

CLASS C
July 31, 2006	$67.06	.64	3.20	3.84	(1.10)	(2.37)	(3.47)	—(e)	$67.43	5.77	$43	1.10	.95	48.81
July 31, 2005***	61.00	(.06)	6.47	6.41	(.35)	—	(.35)	—	67.06	10.52*	22	.82*	(.10)*	34.59*

CLASS M
July 31, 2006	$67.14	.37	3.64	4.01	(1.05)	(2.37)	(3.42)	—(e)	$67.73	6.03	$604.85		.54	48.81
July 31, 2005***	61.00	.02	6.52	6.54	(.40)	—	(.40)	—	67.14	10.74*	43	.64*	.03*	34.59*

CLASS R
July 31, 2006	$67.27	.87	3.31	4.18	(1.33)	(2.37)	(3.70)	—(e)	$67.75	6.29	$81.60		1.28	48.81
July 31, 2005***	61.00	.39	6.28	6.67	(.40)	—	(.40)	—	67.27	10.96*	1	.45*	.58*	34.59*

CLASS Y
July 31, 2006	$73.90	1.35	3.65	5.00	(1.42)	(2.37)	(3.79)	—(e)	$75.11	6.84	$42,547.10		1.79	48.81
July 31, 2005***	66.78	.57	6.99	7.56	(.44)	—	(.44)	—	73.90	11.35*	37,340	.07 *	.81*	34.59*

Putnam RetirementReady 2025 Fund
CLASS A
July 31, 2006	$72.26	1.27	3.15	4.42	(1.36)	(2.34)	(3.70)	—(e)	$72.98	6.19	$61,670.35		1.74	53.14
July 31, 2005***	65.75	.52	6.39	6.91	(.40)	—	(.40)	—(e)	72.26	10.53*	48,529	.26*	.75*	25.48*

CLASS B
July 31, 2006	$69.94	.59	3.16	3.75	(1.09)	(2.34)	(3.43)	—(e)	$70.26	5.40	$717	1.10	.84	53.14
July 31, 2005***	64.00	(.05)	6.38	6.33	(.39)	—	(.39)	—(e)	69.94	9.91*	211	.82*	(.08)*	25.48*

CLASS C
July 31, 2006	$70.00	.53	3.22	3.75	(.98)	(2.34)	(3.32)	—(e)	$70.43	5.41	$103	1.10	.74	53.14
July 31, 2005***	64.00	(.04)	6.36	6.32	(.32)	—	(.32)	—(e)	70.00	9.89*	45	.82*	(.05)*	25.48*

CLASS M
July 31, 2006	$70.06	.84	3.09	3.93	(1.10)	(2.34)	(3.44)	—(e)	$70.55	5.66	$264.85		1.19	53.14
July 31, 2005***	64.00	.11	6.35	6.46	(.40)	—	(.40)	—(e)	70.06	10.12*	173	.64*	.17*	25.48*

CLASS R
July 31, 2006	$70.21	.65	3.47	4.12	(1.29)	(2.34)	(3.63)	—(e)	$70.70	5.93	$111.60		.97	53.14
July 31, 2005***	64.00	.42	6.17	6.59	(.38)	—	(.38)	—(e)	70.21	10.31*	1	.45*	.64*	25.48*

CLASS Y
July 31, 2006	$72.50	1.42	3.21	4.63	(1.51)	(2.34)	(3.85)	—(e)	$73.28	6.47	$59,810.10		1.93	53.14
July 31, 2005***	65.87	.63	6.42	7.05	(.42)	—	(.42)	—(e)	72.50	10.72*	60,668	.07*	.90*	25.48*

See page 86 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

80                                                                                                                                                                                                         81

Financial highlights		(For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f )	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c) (d)	net assets (%)(d)(f )	(%)

Putnam RetirementReady 2020 Fund
CLASS A
July 31, 2006	$66.06	1.28	1.90	3.18	(1.33)	(1.71)	(3.04)	—(e)	$66.20	4.86	$81,232.35		1.93	46.91
July 31, 2005***	60.69	.54	5.16	5.70	(.33)	—	(.33)	—	66.06	9.41*	53,180	.26*	.85*	30.16*

CLASS B
July 31, 2006	$64.94	.77	1.87	2.64	(1.10)	(1.71)	(2.81)	—(e)	$64.77	4.08	$543	1.10	1.18	46.91
July 31, 2005***	60.00	.08	5.18	5.26	(.32)	—	(.32)	—	64.94	8.79*	241	.82*	.12*	30.16*

CLASS C
July 31, 2006	$64.97	.76	1.87	2.63	(1.00)	(1.71)	(2.71)	—(e)	$64.89	4.06	$109	1.10	1.16	46.91
July 31, 2005***	60.00	.08	5.19	5.27	(.30)	—	(.30)	—	64.97	8.79*	61	.82*	.12*	30.16*

CLASS M
July 31, 2006	$65.05	.97	1.83	2.80	(1.15)	(1.71)	(2.86)	—(e)	$64.99	4.34	$535.85		1.49	46.91
July 31, 2005***	60.00	.19	5.20	5.39	(.34)	—	(.34)	—	65.05	9.00*	276	.64*	.30*	30.16*

CLASS R
July 31, 2006	$65.23	1.18	1.81	2.99	(1.43)	(1.71)	(3.14)	—(e)	$65.08	4.62	$102.60		1.81	46.91
July 31, 2005***	60.00	.44	5.10	5.54	(.31)	—	(.31)	—	65.23	9.25*	1	.45*	.71*	30.16*

CLASS Y
July 31, 2006	$70.54	1.56	2.03	3.59	(1.47)	(1.71)	(3.18)	—(e)	$70.95	5.13	$73,375.10		2.18	46.91
July 31, 2005***	64.69	.68	5.52	6.20	(.35)	—	(.35)	—	70.54	9.60*	66,682	.07*	1.01*	30.16*

Putnam RetirementReady 2015 Fund
CLASS A
July 31, 2006	$67.28	1.54	.93	2.47	(1.60)	(2.43)	(4.03)	—(e)	$65.72	3.71	$66,033.35		2.31	62.70
July 31, 2005***	62.62	.66	4.28	4.94	(.28)	—	(.28)	—	67.28	7.90*	56,457	.26*	1.01*	26.37*

CLASS B
July 31, 2006	$66.27	.95	1.00	1.95	(1.40)	(2.43)	(3.83)	—(e)	$64.39	2.95	$372	1.10	1.46	62.70
July 31, 2005***	62.00	.22	4.30	4.52	(.25)	—	(.25)	—	66.27	7.30*	165	.82*	.35*	26.37*

CLASS C
July 31, 2006	$66.25	1.01	.93	1.94	(1.39)	(2.43)	(3.82)	—(e)	$64.37	2.93	$231	1.10	1.56	62.70
July 31, 2005***	62.00	.25	4.28	4.53	(.28)	—	(.28)	—	66.25	7.32*	90	.82*	.38*	26.37*

CLASS M
July 31, 2006	$66.38	1.24	.87	2.11	(1.39)	(2.43)	(3.82)	—(e)	$64.67	3.19	$139.85		1.89	62.70
July 31, 2005***	62.00	.35	4.30	4.65	(.27)	—	(.27)	—	66.38	7.52*	142	.64*	.54*	26.37*

CLASS R
July 31, 2006	$66.54	1.82	.50	2.32	(1.69)	(2.43)	(4.12)	—(e)	$64.74	3.51	$4.60		2.82	62.70
July 31, 2005***	62.00	.55	4.25	4.80	(.26)	—	(.26)	—	66.54	7.75*	1	.45*	.84*	26.37*

CLASS Y
July 31, 2006	67.48	1.67	.98	2.65	(1.75)	(2.43)	(4.18)	—(e)	$65.95	3.97	$63,487.10		2.49	62.70
July 31, 2005***	62.71	.77	4.30	5.07	(.30)	—	(.30)	—	67.48	8.10*	84,103	.07*	1.18*	26.37*

See page 86 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

82                                                                                                                                                                                                       83

Financial highlights		(For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)(f ) investments		operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c) (d)	net assets (%)(d)(f )	(%)

Putnam RetirementReady 2010 Fund
CLASS A
July 31, 2006	$59.72	1.68	(.17)	1.51	(1.52)	(1.02)	(2.54)	—(e)	$58.69	2.54	$44,579.34		2.84	61.79
July 31, 2005***	56.79	.73	2.42	3.15	(.22)	—	(.22)	—	59.72	5.55*	39,291	.26*	1.26*	33.53*

CLASS B
July 31, 2006	$58.59	1.20	(.15)	1.05	(1.05)	(1.02)	(2.07)	—(e)	$57.57	1.78	$228	1.09	2.08	61.79
July 31, 2005***	56.00	.37	2.42	2.79	(.20)	—	(.20)	—	58.59	4.98*	84	.82*	.65*	33.53*

CLASS C
July 31, 2006	$58.62	1.23	(.18)	1.05	(1.35)	(1.02)	(2.37)	—(e)	$57.30	1.78	$36	1.09	2.12	61.79
July 31, 2005***	56.00	.41	2.38	2.79	(.17)	—	(.17)	—	58.62	4.98*	15	.82*	.71*	33.53*

CLASS M
July 31, 2006	$58.73	1.38	(.18)	1.20	(1.45)	(1.02)	(2.47)	—(e)	$57.46	2.03	$124.84		2.39	61.79
July 31, 2005***	56.00	.56	2.34	2.90	(.17)	—	(.17)	—	58.73	5.19*	55	.64*	.97*	33.53*

CLASS R
July 31, 2006	$58.83	1.60	(.25)	1.35	(1.60)	(1.02)	(2.62)	—(e)	$57.56	2.30	$80.59		2.80	61.79
July 31, 2005***	56.00	.59	2.43	3.02	(.19)	—	(.19)	—	58.83	5.41*	1	.45*	1.06*	33.53*

CLASS Y
July 31, 2006	$62.35	1.90	(.17)	1.73	(1.65)	(1.02)	(2.67)	—(e)	$61.41	2.79	$41,478.09		3.07	61.79
July 31, 2005***	59.18	.86	2.54	3.40	(.23)	—	(.23)	—	62.35	5.76*	44,492	.07*	1.42*	33.53*

Putnam RetirementReady Maturity Fund
CLASS A
July 31, 2006	$57.51	1.74	(.70)	1.04	(1.83)	(.75)	(2.58)	—(e)	$55.97	1.82	$31,206.35		3.07	61.89
July 31, 2005***	55.96	.80	1.50	2.30	(.75)	—	(.75)	—	57.51	4.15*	25,732	.26*	1.41*	41.89*

CLASS B
July 31, 2006	$57.54	1.31	(.70)	.61	(1.39)	(.75)	(2.14)	—(e)	$56.01	1.06	$138	1.10	2.31	61.89
July 31, 2005***	56.00	.47	1.51	1.98	(.44)	—	(.44)	—	57.54	3.55*	124	.82*	.83*	41.89*

CLASS C
July 31, 2006	$57.56	1.36	(.73)	.63	(1.40)	(.75)	(2.15)	—(e)	$56.04	1.09	$1	1.10	2.31	61.89
July 31, 2005***	56.00	.46	1.54	2.00	(.44)	—	(.44)	—	57.56	3.59*	1	.82*	.81*	41.89*

CLASS M
July 31, 2006	$57.54	1.57	(.81)	.76	(1.56)	(.75)	(2.31)	—(e)	$55.99	1.33	$75.85		2.86	61.89
July 31, 2005***	56.00	.61	1.49	2.10	(.56)	—	(.56)	—	57.54	3.76*	2	.64*	1.07*	41.89*

CLASS R
July 31, 2006	$57.56	1.62	(.73)	.89	(1.71)	(.75)	(2.46)	—(e)	$55.99	1.56	$48.60		2.97	61.89
July 31, 2005***	56.00	.67	1.54	2.21	(.65)	—	(.65)	—	57.56	3.97*	1	.45*	1.19*	41.89*

CLASS Y
July 31, 2006	$57.65	1.86	(.68)	1.18	(1.97)	(.75)	(2.72)	—(e)	$56.11	2.07	$13,756.10		3.26	61.89
July 31, 2005***	56.08	.89	1.53	2.42	(.85)	—	(.85)	—	57.65	4.34*	21,787	.07*	1.56*	41.89*

See page 86 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

84                                                                                                                                                                                                       85

Financial Highlights (Continued)

* Not annualized.

** For the period May 2, 2005 (commencement of operations) to July 31, 2005.

*** For the period November 1, 2004 (commencement of operations) to July 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each funds’ average net assets.

	7/31/06	7/31/05

Putnam RetirementReady 2050 Fund	3.23%	12.75%

Putnam RetirementReady 2045 Fund	0.10	0.57

Putnam RetirementReady 2040 Fund	0.08	0.40

Putnam RetirementReady 2035 Fund	0.04	0.20

Putnam RetirementReady 2030 Fund	0.02	0.13

Putnam RetirementReady 2025 Fund	0.01	0.08

Putnam RetirementReady 2020 Fund	<0.01	0.07

Putnam RetirementReady 2015 Fund	<0.01	0.06

Putnam RetirementReady 2010 Fund	0.01	0.09

Putnam RetirementReady Maturity Fund	0.05	0.28

(e) Amount represents less than $0.01 per share.

(f) The net investment income ratios and per share amounts shown for the period ending July 31, 2006 may not correspond with the expected class specific differences for the period due to the timing of sales and repurchases of fund shares in relation to when distributions from the underlying Putnam funds were received.

(1) For the period December 22, 2005 to July 31, 2006.

(2) For the period August 1, 2005 to December 19, 2005. All class R shares for Fund 2045 and Fund 2040 were liquidated on December 19, 2005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 7/31/06

Note 1: Significant accounting policies

Each of Putnam RetirementReady Funds: Putnam RetirementReady 2050 Fund, Putnam Retirement-Ready 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam Retirement-Ready 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam RetirementReady Maturity Fund, (collectively the “funds”) is a series of Putnam RetirementReady Funds, a Massachusetts business trust organized on June 8, 2004 (the “Trust”). Each fund is a diversified open-ended investment company under the Investment Company Act of 1940, as amended, each of which is represented by a series of shares of beneficial interest. Each fund except the Maturity Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC (“Putnam Management”) believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2010. The tenth fund is named Putnam RetirementReady Maturity Fund. As the other funds reach their target date, they will merge with the Maturity Fund.

These financial statements report on each fund, which may invest in the following Putnam Funds: Putnam Income Fund, Putnam Capital Opportunities Fund, The Putnam Fund for Growth and Income, Putnam Money Market Fund, Putnam International Equity Fund and Putnam Voyager Fund (the “underlying Putnam Funds”), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee benefit plans, are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

The redemption fees discussed above will be replaced, effective October 2, 2006, by a 1.00% redemption fee on any shares purchased on or after such date that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by each underlying Putnam fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

C) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Distributions to shareholders Each fund normally distributes any net investment income and any realized capital gains, annually, except the Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, dividends payable (Maturity fund only), non-deductible offering costs and short-term capital gain distributions from underlying Putnam Fund shares for all funds. Reclassifications are made to each funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2006, the funds reclassified the following amounts:

	Undistributed	Accumulated Net
	Net Investment	Realized Loss on	Paid-in-
	Income	Investment Transactions	Capital

RetirementReady
2050 Fund	$ 3,576	$ (3,001)	$(575)
2045 Fund	54,171	(50,360)	(3,811)
2040 Fund	72,635	(67,645)	(4,990)
2035 Fund	127,598	(118,437)	(9,161)
2030 Fund	194,543	(180,617)	(13,926)
2025 Fund	262,161	(242,552)	(19,609)
2020 Fund	281,801	(260,243)	(21,558)
2015 Fund	245,773	(223,845)	(21,928)
2010 Fund	124,255	(108,633)	(15,622)
Maturity Fund	53,636	(42,948)	(10,688)

The tax basis components of distributable earnings and the federal tax cost as of July 31, 2006 were as follows:

							Cost for
			Net		Undistributed		Federal
			Unrealized	Undistributed	Short-	Undistributed	Income
	Unrealized	Unrealized	Appreciation/	Ordinary	Term	Long-Term	Tax
	Appreciation	Depreciation	(Depreciation)	Income	Gain	Gain	Purposes

RetirementReady
2050 Fund	$ 36,482	$ (106,639)	$(70,157)	$ 3,567	$ 69,787	$ 22,046	$ 4,029,680
2045 Fund	900,631	(557,715)	342,916	23,791	188,731	813,709	25,246,702
2040 Fund	1,186,116	(688,333)	497,783	70,989	189,461	1,179,631	34,091,075
2035 Fund	2,138,406	(1,038,472)	1,099,934	188,487	—	2,456,249	57,464,977
2030 Fund	3,390,537	(1,459,763)	1,930,774	400,912	1,704	3,508,283	87,835,055
2025 Fund	4,588,665	(1,867,571)	2,721,094	699,063	—	5,442,898	120,003,542
2020 Fund	3,952,280	(2,640,456)	1,311,824	1,240,367	—	5,456 405	154,647,164
2015 Fund	2,004,539	(2,158,449)	(153,910)	1,430,044	20,859	4,524,466	130,446,923
2010 Fund	285,154	(1,382,317)	(1,097,163)	1,393,304	12,812	2,055,040	87,656,402
Maturity Fund	106,771	(954,235)	(847,464)	172,023	18,858	578,304	46,091,741

E) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

F) Organization and offering Expenses incurred by each fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $86,966 (2050 Fund; $76,976), except Maturity Fund which incurred $132,666 plus $12,500 in organization costs.

The organization costs were expensed as occurred and the offering costs have been amortized over a twelve month period on a straight line basis.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services monthly at an annual rate of 0.05% based on the average net assets of each fund.

Effective July 1, 2006, Putnam Management has agreed to waive fees and reimburse expenses of each fund through July 31, 2007, to the extent necessary to ensure that each fund’s expenses (exclusive of the underlying Putnam fund expenses) do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classifi-cation or objective as the funds. The expense reimbursement is based on a comparison of each funds’ expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 2007, to the extent that expenses of each fund (exclusive of brokerage commissions, interest, taxes extraordinary expenses, and fees and expenses of the underlying funds in which each fund invests and payments under the fund’s distribution plan) would exceed an annual rate of 0.10% of each fund’s average net assets.

For the year ended July 31, 2006, each funds’ expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived the following of its management fee from each fund:

Fees waived and reimbursed
by the Manager
____________________________________________________________
RetirementReady
2050 Fund	$59,547
2045 Fund	21,020
2040 Fund	21,394
2035 Fund	18,549
2030 Fund	13,443
2025 Fund	6,684
2020 Fund	3,757
2015 Fund	3,154
2010 Fund	12,026
Maturity Fund	23,796

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds’ at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the year ended July 31, 2006, Putnam Retail Management, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges (CDSC) from redemptions of class B and class C shares, respectively:

	Class A	Class M
	Net	Net	Class B	Class C
	Commissions	Commissions	CDSC	CDSC

RetirementReady
2050 Fund	$ 2,579	$ —	$ —	$315
2045 Fund	1,249	—	—	—
2040 Fund	438	—	58	—
2035 Fund	2,919	16	433	—
2030 Fund	1,074	12	1,388	424
2025 Fund	4,655	492	620	—
2020 Fund	1,773	687	566	—
2015 Fund	1,237	226	1,124	—
2010 Fund	151	14	295	—
Maturity Fund	92	—	—	—

Total	$16,167	$1,447	$4,484	$739

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended July 31, 2006, Putnam Management acting as underwriter, received no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the year ended July 31, 2006, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Purchases	Sales

2050 Fund	$5,312,443	$ 1,802,981
2045 Fund	20,319,527	11,268,212
2040 Fund	27,421,920	14,693,479
2035 Fund	40,935,698	25,577,626
2030 Fund	55,763,284	37,951,432
2025 Fund	70,941,537	60,166,161
2020 Fund	98,645,811	63,817,017
2015 Fund	78,893,462	89,036,662
2010 Fund	55,667,588	51,697,076
Maturity Fund	28,240,311	29,627,202

Note 4: Capital shares

Class A and Class Y shares of all funds (with the exception of 2050 Fund) were formed with an initial in-kind contribution from another Putnam trust.

At July 31, 2006, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2050 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	64,652	$ 3,672,572

Shares issued
in connection with
reinvestment
of distributions	477	26,522

	65,129	3,699,094

Shares
repurchased	(19,621)	(1,130,209)

Net increase	45,508	$ 2,568,885
Year ended 7/31/05:
Shares sold	5,756	$304,997

Shares issued
in connection with
reinvestment
of distributions	—	—

	5,756	304,997

Shares
repurchased	(724)	(39,118)

Net increase	5,032	$265,879

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	393	$ 21,983

Shares issued
in connection with
reinvestment
of distributions	17	919

	410	22,902

Shares
repurchased	(191)	(10,895)

Net increase	219	$ 12,007
Year ended 7/31/05:
Shares sold	600	$ 30,564

Shares issued
in connection with
reinvestment
of distributions	—	—

	600	30,564

Shares
repurchased	(20)	(1,085)

Net increase	580	$ 29,479

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	—	$—

Shares issued
in connection with
reinvestment
of distributions	2	112

	2	112

Shares repurchased	(59)	(3,350)

Net decrease	(57)	$(3,238)
Year ended 7/31/05:
Shares sold	78	$ 3,971

Shares issued
in connection with
reinvestment
of distributions	—	—

	78	3,971

Shares
repurchased	—	—

Net increase	78	$ 3,971

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	—	$ —

Shares issued
in connection with
reinvestment
of distributions	2	90

	2	90

Shares
repurchased	(6)	(364)

Net decrease	(4)	$ (274)
Year ended 7/31/05:
Shares sold	59	$2,997

Shares issued
in connection with
reinvestment
of distributions	—	—

	59	2,997

Shares
repurchased	—	—

Net increase	59	$2,997

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	148	$8,716

Shares issued
in connection with
reinvestment
of distributions	1	32

	149	8,748

Shares
repurchased	—*	(16)

Net increase	149	$8,732
Year ended 7/31/05:
Shares sold	20	$1,000

Shares issued
in connection with
reinvestment
of distributions	—	—

	20	1,000

Shares
repurchased	—	—

Net increase	20	$1,000

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	23,536	$1,333,220

Shares issued
in connection with
reinvestment
of distributions	155	8,600

	23,691	1,341,820

Shares
repurchased	(7,646)	(428,012)

Net increase	16,045	$913,808
Year ended 7/31/05:
Shares sold	2,483	$131,152

Shares issued
in connection with
reinvestment
of distributions	—	—

	2,483	131,152

Shares
repurchased	(28)	(1,487)

Net increase	2,455	$129,665

RetirementReady 2045 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	163,725	$11,892,306

Shares issued
in connection with
reinvestment
of distributions	7,269	516,875

	170,994	12,409,181

Shares
repurchased	(77,294)	(5,594,554)

Net increase	93,700	$ 6,814,627
Year ended 7/31/05:
Shares sold	139,349	$ 9,287,225

Shares issued
in connection with
reinvestment
of distributions	386	26,219

	139,735	9,313,444

Shares
repurchased	(24,736)	(1,684,933)

Net increase	114,999	$ 7,628,511

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	1,099	$ 77,943

Shares issued
in connection with
reinvestment
of distributions	12	821

	1,111	78,764

Shares
repurchased	(202)	(13,982)

Net increase	909	$ 64,782
Year ended 7/31/05:
Shares sold	262	$ 17,051

Shares issued
in connection with
reinvestment
of distributions	—*	8

	262	17,059

Shares
repurchased	(13)	(839)

Net increase	249	$ 16,220

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	4	$ 350

Shares issued
in connection with
reinvestment
of distributions	6	392

	10	742

Shares
repurchased	(16)	(1,178)

Net decrease	(6)	$ (436)
Year ended 7/31/05:
Shares sold	140	$ 9,149

Shares issued
in connection with
reinvestment
of distributions	—*	8

	140	9,157

Shares
repurchased	—	—

Net increase	140	$ 9,157

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	2	$ 100

Shares issued
in connection with
reinvestment
of distributions	5	358

	7	458

Shares
repurchased	(22)	(1,562)

Net decrease	(15)	$(1,104)
Year ended 7/31/05:
Shares sold	124	$ 8,100

Shares issued
in connection with
reinvestment
of distributions	—*	9

	124	8,109

Shares
repurchased	—	—

Net increase	124	$ 8,109

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	421	$ 29,866

Shares issued
in connection with
reinvestment
of distributions	—	—

	421	29,866

Shares
repurchased	(184)	(13,288)

Net increase	237	$ 16,578
Year ended 7/31/05:
Shares sold	16	$ 1,000

Shares issued
in connection with
reinvestment
of distributions	—*	9

	16	1,009

Shares
repurchased	—	—

Net increase	16	$1,009

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	71,420	$5,689,901

Shares issued
in connection with
reinvestment
of distributions	4,706	364,939

	76,126	6,054,840

Shares
repurchased	(47,764)	(3,763,088)

Net increase	28,362	$2,291,752
Year ended 7/31/05:
Shares sold	147,105	$10,617,638

Shares issued
in connection with
reinvestment
of distributions	456	33,627

	147,561	10,651,265

Shares
repurchased	(44,461)	(3,276,807)

Net increase	103,100	$7,374,458

RetirementReady 2040 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	213,210	$15,454,374

Shares issued
in connection with
reinvestment
of distributions	10,838	768,863

	224,048	16,223,237

Shares
repurchased	(94,047)	(6,795,750)

Net increase	130,001	$ 9,427,487
Year ended 7/31/05:
Shares sold	201,751	$13,432,389

Shares issued
in connection with
reinvestment
of distributions	595	40,513

	202,346	13,472,902

Shares
repurchased	(29,638)	(2,028,812)

Net increase	172,708	$11,444,090

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	1,392	$ 99,628

Shares issued
in connection with
reinvestment
of distributions	31	2,108

	1,423	101,736

Shares
repurchased	(145)	(10,278)

Net increase	1,278	$ 91,458
Year ended 7/31/05:
Shares sold	559	$ 36,439

Shares issued
in connection with
reinvestment
of distributions	—*	7

	559	36,446

Shares
repurchased	(16)	(1,118)

Net increase	543	$ 35,328

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	10	$742

Shares issued
in connection with
reinvestment
of distributions	1	53

	11	795

Shares
repurchased	—	—

Net increase	11	$795
Year ended 7/31/05:
Shares sold	16	$1,000

Shares issued
in connection with
reinvestment
of distributions	—*	7

	16	1,007

Shares
repurchased	—	—

Net increase	16	$1,007

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	286	$20,827

Shares issued
in connection with
reinvestment
of distributions	8	554

	294	21,381

Shares
repurchased	(133)	(9,256)

Net increase	161	$12,125
Year ended 7/31/05:
Shares sold	163	$10,514

Shares issued
in connection with
reinvestment
of distributions	1	48

	164	10,562

Shares
repurchased	—	—

Net increase	164	$10,562
95

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	753	$55,814

Shares issued
in connection with
reinvestment
of distributions	—	—

	753	55,814

Shares
repurchased	(147)	(10,631)

Net increase	606	$45,183
Year ended 7/31/05:
Shares sold	16	$ 1,000

Shares issued
in connection with
reinvestment
of distributions	—*	8

	16	1,008

Shares
repurchased	—	—

Net increase	16	$ 1,008

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	93,045	$ 7,301,334

Shares issued
in connection with
reinvestment
of distributions	5,791	446,361

	98,836	7,747,695

Shares
repurchased	(56,087)	(4,388,421)

Net increase	42,749	$ 3,359,274
Year ended 7/31/05:
Shares sold	178,174	$12,698,509

Shares issued
in connection with
reinvestment
of distributions	608	44,746

	178,782	12,743,255

Shares
repurchased	(61,629)	(4,516,550)

Net increase	117,153	$ 8,226,705

RetirementReady 2035 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	275,372	$ 19,451,653

Shares issued
in connection with
reinvestment
of distributions	18,656	1,293,241

	294,028	20,744,894

Shares
repurchased	(152,080)	(10,727,902)

Net increase	141,948	$ 10,016,992
Year ended 7/31/05:
Shares sold	360,622	$ 23,573,692

Shares issued
in connection with
reinvestment
of distributions	1,059	70,868

	361,681	23,644,560

Shares
repurchased	(55,571)	(3,729,992)

Net increase	306,110	$ 19,914,568

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	4,100	$280,021

Shares issued
in connection with
reinvestment
of distributions	127	8,449

	4,227	288,470

Shares
repurchased	(669)	(46,052)

Net increase	3,558	$242,418
Year ended 7/31/05:
Shares sold	1,020	$ 65,875

Shares issued
in connection with
reinvestment
of distributions	1	86

	1,021	65,961

Shares
repurchased	(30)	(1,972)

Net increase	991	$ 63,989

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	87	$ 6,076

Shares issued
in connection with
reinvestment
of distributions	1	55

	88	6,131

Shares
repurchased	—	—

Net increase	88	$6,131
Year ended 7/31/05:
Shares sold	16	$1,000

Shares issued
in connection with
reinvestment
of distributions	—*	6

	16	1,006

Shares
repurchased	—	—

Net increase	16	$1,006

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	271	$18,607

Shares issued
in connection with
reinvestment
of distributions	18	1,218

	289	19,825

Shares
repurchased	(47)	(3,357)

Net increase	242	$16,468
Year ended 7/31/05:
Shares sold	320	$20,500

Shares issued
in connection with
reinvestment
of distributions	—*	21

	320	20,521

Shares
repurchased	(16)	(1,113)

Net increase	304	$19,408

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	892	$ 60,919

Shares issued
in connection with
reinvestment
of distributions	—*	6

	892	60,925

Shares
repurchased	(541)	(36,845)

Net increase	351	$ 24,080
Year ended 7/31/05:
Shares sold	17	$1,000

Shares issued
in connection with
reinvestment
of distributions	—*	7

	17	1,007

Shares
repurchased	—	—

Net increase	17	$1,007

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	167,410	$12,826,136

Shares issued
in connection with
reinvestment
of distributions	13,824	1,043,003

	181,234	13,869,139

Shares
repurchased	(108,649)	(8,348,643)

Net increase	72,585	$ 5,520,496
Year ended 7/31/05:
Shares sold	392,772	$27,498,593

Shares issued
in connection with
reinvestment
of distributions	1,366	98,944

	394,138	27,597,537

Shares
repurchased	(119,116)	(8,593,017)

Net increase	275,022	$19,004,520

RetirementReady 2030 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	370,745	$ 25,892,322

Shares issued
in connection with
reinvestment
of distributions	26,897	1,841,348

	397,642	27,733,670

Shares repurchased	(209,795)	(14,637,787)

Net increase	187,847	$ 13,095,883
Year ended 7/31/05:
Shares sold	586,145	$ 37,817,855

Shares issued
in connection with
reinvestment
of distributions	1,483	98,122

	587,628	37,915,977

Shares
repurchased	(111,043)	(7,387,036)

Net increase	476,585	$ 30,528,941

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	2,296	$ 156,819

Shares issued
in connection with
reinvestment
of distributions	206	13,804

	2,502	170,623

Shares
repurchased	(1,396)	(95,815)

Net increase	1,106	$ 74,808
Year ended 7/31/05:
Shares sold	3,414	$220,060

Shares issued
in connection with
reinvestment
of distributions	—*	6

	3,414	220,066

Shares
repurchased	(57)	(3,631)

Net increase	3,357	$216,435

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	944	$ 63,856

Shares issued
in connection with
reinvestment
of distributions	31	2,019

	975	65,875

Shares
repurchased	(669)	(46,052)

Net increase	306	$ 19,823
Year ended 7/31/05:
Shares sold	332	$ 21,379

Shares issued
in connection with
reinvestment
of distributions	—*	6

	332	21,385

Shares
repurchased	—	—

Net increase	332	$ 21,385

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	9,524	$672,494

Shares issued
in connection with
reinvestment
of distributions	38	2,534

	9,562	675,028

Shares
repurchased	(1,285)	(90,490)

Net increase	8,277	$584,538
Year ended 7/31/05:
Shares sold	656	$ 42,065

Shares issued
in connection with
reinvestment
of distributions	1	19

	657	42,084

Shares
repurchased	(16)	(1,107)

Net increase	641	$ 40,977

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	1,156	$78,424

Shares issued
in connection with
reinvestment
of distributions	35	2,341

	1,191	80,765

Shares
repurchased	(19)	(1,318)

Net increase	1,172	$79,447
Year ended 7/31/05:
Shares sold	16	$ 1,000

Shares issued
in connection with
reinvestment
of distributions	—*	6

	16	1,006

Shares
repurchased	—	—

Net increase	16	$ 1,006

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	205,779	$ 15,452,168

Shares issued
in connection with
reinvestment
of distributions	23,565	1,741,944

	229,344	17,194,112

Shares
repurchased	(168,124)	(12,627,519)

Net increase	61,220	$ 4,566,593
Year ended 7/31/05:
Shares sold	660,572	$ 45,720,136

Shares issued
in connection with
reinvestment
of distributions	1,970	140,095

	662,542	45,860,231

Shares
repurchased	(157,294)	(11,151,475)

Net increase	505,248	$ 34,708,756

RetirementReady 2025 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	407,888	$ 29,844,516

Shares issued
in connection with
reinvestment
of distributions	36,976	2,661,545

	444,864	32,506,061

Shares
repurchased	(271,412)	(19,895,127)

Net increase	173,452	$ 12,610,934
Year ended 7/31/05:
Shares sold	749,266	$ 50,939,822

Shares issued
in connection with
reinvestment
of distributions	2,245	156,581

	751,511	51,096,403

Shares
repurchased	(79,886)	(5,588,087)

Net increase	671,625	$ 45,508,316

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	9,062	$ 636,921

Shares issued
in connection with
reinvestment
of distributions	223	15,546

	9,285	652,467

Shares
repurchased	(2,108)	(149,078)

Net increase	7,177	$ 503,389
Year ended 7/31/05:
Shares sold	3,335	$ 224,324

Shares issued
in connection with
reinvestment
of distributions	1	79

	3,336	224,403

Shares
repurchased	(315)	(21,538)

Net increase	3,021	$ 202,865

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	982	$ 68,590

Shares issued
in connection with
reinvestment
of distributions	34	2,389

	1,016	70,979

Shares
repurchased	(190)	(13,462)

Net increase	826	$ 57,517
Year ended 7/31/05:
Shares sold	805	$ 53,851

Shares issued
in connection with
reinvestment
of distributions	—*	5

	805	53,856

Shares
repurchased	(162)	(10,883)

Net increase	643	$ 42,973

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	3,061	$ 217,680

Shares issued
in connection with
reinvestment
of distributions	134	9,360

	3,195	227,040

Shares
repurchased	(1,908)	(135,302)

Net increase	1,287	$ 91,738
Year ended 7/31/05:
Shares sold	2,595	$ 174,769

Shares issued
in connection with
reinvestment
of distributions	3	210

	2,598	174,979

Shares
repurchased	(136)	(9,205)

Net increase	2,462	$ 165,774

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	1,546	$107,082

Shares issued
in connection with
reinvestment
of distributions	2	107

	1,548	107,189

Shares
repurchased	(1)	(32)

Net increase	1,547	$107,157
Year ended 7/31/05:
Shares sold	17	$1,100

Shares issued
in connection with
reinvestment
of distributions	—*	6

	17	1,106

Shares
repurchased	—	—

Net increase	17	$1,106

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	275,688	$ 20,166,475

Shares issued
in connection with
reinvestment
of distributions	37,104	2,677,422

	312,792	22,843,897

Shares
repurchased	(333,322)	(24,452,585)

Net decrease	(20,530)	$ (1,608,688)
Year ended 7/31/05:
Shares sold	1,066,126	$ 72,184,005

Shares issued
in connection with
reinvestment
of distributions	3,473	242,685

	1,069,599	72,426,690

Shares
repurchased	(232,832)	(16,221,045)

Net increase	836,767	$ 56,205,645

RetirementReady 2020 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	719,907	$ 47,935,826

Shares issued
in connection with
reinvestment
of distributions	40,617	2,667,365

	760,524	50,603,191

Shares
repurchased	(338,491)	(22,549,870)

Net increase	422,033	$ 28,053,321
Year ended 7/31/05:
Shares sold	966,386	$ 60,449,034

Shares issued
in connection with
reinvestment
of distributions	2,435	155,610

	968,821	60,604,644

Shares
repurchased	(163,745)	(10,502,397)

Net increase	805,076	$ 50,102,247

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	5,957	$391,792

Shares issued
in connection with
reinvestment
of distributions	212	13,699

	6,169	405,491

Shares
repurchased	(1,489)	(97,626)

Net increase	4,680	$307,865
Year ended 7/31/05:
Shares sold	3,870	$241,046

Shares issued
in connection with
reinvestment
of distributions	1	90

	3,871	241,136

Shares
repurchased	(165)	(10,331)

Net increase	3,706	$230,805

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	892	$ 57,848

Shares issued
in connection with
reinvestment
of distributions	46	2,957

	938	60,805

Shares
repurchased	(198)	(13,000)

Net increase	740	$ 47,805
Year ended 7/31/05:
Shares sold	1,047	$ 65,321

Shares issued
in connection with
reinvestment
of distributions	—*	14

	1,047	65,335

Shares
repurchased	(112)	(7,088)

Net increase	935	$ 58,247

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	5,414	$ 354,513

Shares issued
in connection with
reinvestment
of distributions	251	16,199

	5,665	370,712

Shares
repurchased	(1,674)	(110,026)

Net increase	3,991	$ 260,686
Year ended 7/31/05:
Shares sold	4,399	$ 275,169

Shares issued
in connection with
reinvestment
of distributions	2	151

	4,401	275,320

Shares
repurchased	(163)	(10,340)

Net increase	4,238	$ 264,980

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	1,534	$101,025

Shares issued
in connection with
reinvestment
of distributions	37	2,404

	1,571	103,429

Shares
repurchased	(18)	(1,195)

Net increase	1,553	$102,234
Year ended 7/31/05:
Shares sold	17	$1,000

Shares issued
in connection with
reinvestment
of distributions	—*	5

	17	1,005

Shares
repurchased	—	—

Net increase	17	$1,005

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	373,901	$ 26,497,931

Shares issued
in connection with
reinvestment
of distributions	38,855	2,730,709

	412,756	29,228,640

Shares
repurchased	(323,785)	(22,981,862)

Net increase	88,971	$ 6,246,778
Year ended 7/31/05:
Shares sold	1,201,457	$ 79,676,616

Shares issued
in connection with
reinvestment
of distributions	3,409	232,313

	1,204,866	79,908,929

Shares
repurchased	(259,586)	(17,614,284)

Net increase	945,280	$ 62,294,645

RetirementReady 2015 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	500,567	$ 33,271,733

Shares issued
in connection with
reinvestment
of distributions	51,641	3,377,298

	552,208	36,649,031

Shares
repurchased	(386,600)	(25,763,157)

Net increase	165,608	$ 10,885,874
Year ended 7/31/05:
Shares sold	967,008	$ 61,873,192

Shares issued
in connection with
reinvestment
of distributions	2,324	151,730

	969,332	62,024,922

Shares
repurchased	(130,178)	(8,533,217)

Net increase	839,154	$ 53,491,705

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	6,506	$ 423,755

Shares issued
in connection with
reinvestment
of distributions	168	10,782

	6,674	434,537

Shares
repurchased	(3,394)	(220,823)

Net increase	3,280	$ 213,714
Year ended 7/31/05:
Shares sold	2,544	$ 165,518

Shares issued
in connection with
reinvestment
of distributions	—*	23

	2,544	165,541

Shares
repurchased	(52)	(3,423)

Net increase	2,492	$ 162,118

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	2,359	$154,370

Shares issued
in connection with
reinvestment
of distributions	113	7,235

	2,472	161,605

Shares
repurchased	(251)	(16,547)

Net increase	2,221	$145,058
Year ended 7/31/05:
Shares sold	1,432	$ 91,452

Shares issued
in connection with
reinvestment
of distributions	—*	46

	1,432	91,498

Shares
repurchased	(71)	(4,656)

Net increase	1,361	$ 86,842

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	2,202	$ 146,369

Shares issued
in connection with
reinvestment
of distributions	144	9,311

	2,346	155,680

Shares
repurchased	(2,345)	(155,420)

Net increase	1	$ 260
Year ended 7/31/05:
Shares sold	2,161	$ 138,387

Shares issued
in connection with
reinvestment
of distributions	1	71

	2,162	138,458

Shares
repurchased	(16)	(1,075)

Net increase	2,146	$ 137,383

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	507	$ 33,440

Shares issued
in connection with
reinvestment
of distributions	27	1,758

	534	35,198

Shares
repurchased	(494)	(32,350)

Net increase	40	$2,848
Year ended 7/31/05:
Shares sold	16	$1,000

Shares issued
in connection with
reinvestment
of distributions	—*	4

	16	1,004

Shares
repurchased	—	—

Net increase	16	$1,004

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	324,159	$ 21,518,681

Shares issued
in connection with
reinvestment
of distributions	51,956	3,404,647

	376,115	24,923,328

Shares
repurchased	(659,792)	(44,530,750)

Net decrease	(283,677)	$ (19,607,422)
Year ended 7/31/05:
Shares sold	1,580,630	$100,777,637

Shares issued
in connection with
reinvestment
of distributions	4,412	288,518

	1,585,042	101,066,155

Shares
repurchased	(338,707)	(22,049,504)

Net increase	1,246,335	$ 79,016,651

RetirementReady 2010 Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	463,948	$ 27,381,349

Shares issued
in connection with
reinvestment
of distributions	28,873	1,687,326

	492,821	29,068,675

Shares
repurchased	(391,177)	(23,091,112)

Net increase	101,644	$ 5,977,563
Year ended 7/31/05:
Shares sold	792,156	$ 45,695,501

Shares issued
in connection with
reinvestment
of distributions	1,730	100,806

	793,886	45,796,307

Shares
repurchased	(135,996)	(7,981,501)

Net increase	657,890	$ 37,814,806

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	5,253	$ 304,449

Shares issued
in connection with
reinvestment
of distributions	47	2,691

	5,300	307,140

Shares
repurchased	(2,777)	(160,695)

Net increase	2,523	$ 146,445
Year ended 7/31/05:
Shares sold	2,377	$ 135,908

Shares issued
in connection with
reinvestment
of distributions	—*	9

	2,377	135,917

Shares
repurchased	(944)	(53,661)

Net increase	1,433	$ 82,256

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	457	$26,618

Shares issued
in connection with
reinvestment
of distributions	22	1,263

	479	27,881

Shares
repurchased	(92)	(5,356)

Net increase	387	$22,525
Year ended 7/31/05:
Shares sold	386	$22,060

Shares issued
in connection with
reinvestment
of distributions	—*	5

	386	22,065

Shares
repurchased	(137)	(7,932)

Net increase	249	$14,133

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	1,477	$86,324

Shares issued
in connection with
reinvestment
of distributions	78	4,486

	1,555	90,810

Shares
repurchased	(322)	(18,715)

Net increase	1,233	$72,095
Year ended 7/31/05:
Shares sold	1,180	$67,786

Shares issued
in connection with
reinvestment
of distributions	—*	3

	1,180	67,789

Shares
repurchased	(252)	(14,775)

Net increase	928	$53,014

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	1,719	$ 99,897

Shares issued
in connection with
reinvestment
of distributions	70	4,019

	1,789	103,916

Shares
repurchased	(412)	(24,065)

Net increase	1,377	$ 79,851
Year ended 7/31/05:
Shares sold	18	$1,000

Shares issued
in connection with
reinvestment
of distributions	—*	3

	18	1,003

Shares
repurchased	—	—

Net increase	18	$1,003

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	229,493	$ 14,132,242

Shares issued
in connection with
reinvestment
of distributions	26,556	1,621,242

	256,049	15,753,484

Shares
repurchased	(294,224)	(18,259,103)

Net decrease	(38,175)	$ (2,505,619)
Year ended 7/31/05:
Shares sold	973,198	$ 58,232,489

Shares issued
in connection with
reinvestment
of distributions	2,210	134,208

	975,408	58,366,697

Shares
repurchased	(261,767)	(15,896,047)

Net increase	713,641	$ 42,470,650

RetirementReady Maturity Fund

CLASS A	Shares	Amount

Year ended 7/31/06:
Shares sold	284,325	$ 16,176,384

Shares issued
in connection with
reinvestment
of distributions	23,475	1,330,584

	307,800	17,506,968

Shares
repurchased	(197,660)	(11,228,688)

Net increase	110,140	$ 6,278,280
Year ended 7/31/05:
Shares sold	533,275	$ 30,165,928

Shares issued
in connection with
reinvestment
of distributions	4,211	239,131

	537,486	30,405,059

Shares
repurchased	(90,078)	(5,120,464)

Net increase	447,408	$ 25,284,595

CLASS B	Shares	Amount

Year ended 7/31/06:
Shares sold	672	$ 37,838

Shares issued
in connection with
reinvestment
of distributions	81	4,574

	753	42,412

Shares
repurchased	(453)	(25,762)

Net increase	300	$ 16,650
Year ended 7/31/05:
Shares sold	2,290	$128,303

Shares issued
in connection with
reinvestment
of distributions	16	888

	2,306	129,191

Shares
repurchased	(143)	(8,235)

Net increase	2,163	$120,956

CLASS C	Shares	Amount

Year ended 7/31/06:
Shares sold	—	$—

Shares issued
in connection with
reinvestment
of distributions	1	39

	1	39

Shares
repurchased	—	—

Net increase	1	$39
Year ended 7/31/05:
Shares sold	18	$1,000

Shares issued
in connection with
reinvestment
of distributions	—*	8

	18	1,008

Shares
repurchased	—	—

Net increase	18	$1,008

CLASS M	Shares	Amount

Year ended 7/31/06:
Shares sold	1,319	$74,164

Shares issued
in connection with
reinvestment
of distributions	8	456

	1,327	74,620

Shares
repurchased	(18)	(1,017)

Net increase	1,309	$73,603
Year ended 7/31/05:
Shares sold	53	$ 3,000

Shares issued
in connection with
reinvestment
of distributions	—*	17

	53	3,017

Shares
repurchased	(17)	(1,000)

Net increase	36	$ 2,017

CLASS R	Shares	Amount

Year ended 7/31/06:
Shares sold	839	$46,798

Shares issued
in connection with
reinvestment
of distributions	3	183

	842	46,981

Shares
repurchased	—	—

Net increase	842	$46,981
Year ended 7/31/05:
Shares sold	18	$ 1,000

Shares issued
in connection with
reinvestment
of distributions	—*	12

	18	1,012

Shares
repurchased	—	—

Net increase	18	$ 1,012

CLASS Y	Shares	Amount

Year ended 7/31/06:
Shares sold	114,640	$ 6,536,020

Shares issued
in connection with
reinvestment
of distributions	12,721	723,234

	127,361	7,259,254

Shares
repurchased	(260,138)	(14,877,302)

Net decrease	(132,777)	$ (7,618,048)
Year ended 7/31/05:
Shares sold	565,289	$ 31,918,267

Shares issued
in connection with
reinvestment
of distributions	6,108	347,085

	571,397	32,265,352

Shares
repurchased	(195,227)	(11,102,917)

Net increase	376,170	$ 21,162,435

* Represents fractional shares issued in connection with reinvestment of distributions.

Note 5: Initial capitalization and offering of shares

The Trust was established as a Massachusetts business trust on June 8, 2004. During the period June 8, 2004, to September 14, 2004, the Trust had no operations other than those related to organizational matters, including the initial capital contribution of $100,000 and the issuance of 1,786 Putnam RetirementReady Maturity Fund class B shares to Putnam LLC. The Trust commenced investment operations on November 1, 2004.

At July 31, 2006, Putnam LLC and its affiliates owned the following shares of each fund:

		Percentage of	Value at
	Shares owned	shares outstanding	July 31, 2006

2050 Fund class C	21	100.00%	$1,029
2050 Fund class M	21	38.18%	1,030
2050 Fund class R	21	12.43%	1,032
2045 Fund class R	14	5.53%	1,000
2040 Fund class C	17	62.96%	1,061
2040 Fund class R	14	2.25%	1,000
2035 Fund class C	17	16.35%	1,062
2035 Fund class R	15	4.08%	1,000
2025 Fund class R	17	1.08%	1,063
Maturity Fund class B	1,776	72.94%	99,284
Maturity Fund class C	19	100.0%	1,045
Maturity Fund class M	19	1.41%	1,050
Maturity Fund class R	19	2.21%	1,054

Note 6: Transactions with affiliated issuers

Transactions during the year with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 792,524	$ 258,860	$1,212	$ 582,024

Putnam Fund for Growth and Income	1,309,473	415,623	6,469	997,280

Putnam International Equity Fund	1,532,000	476,945	7,561	1,210,864

Putnam Voyager Fund	1,334,310	411,387	2,421	969,147

Putnam Income Fund	215,266	70,393	3,181	161,506

Putnam Money Market Fund	128,870	94,478	1,386	38,702

Totals	$5,312,443	$1,727,686	$22,230	$3,959,523

Market values are shown for those securities affiliated at year end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$3,227,229	$ 1,642,222	$ 20,338	$ 3,759,764

Putnam Fund for Growth and Income	5,065,601	2,550,259	73,198	6,448,423

Putnam International Equity Fund	5,693,999	3,229,098	119,223	7,824,485

Putnam Voyager Fund	5,193,377	2,441,317	41,366	6,261,525

Putnam Income Fund	886,920	438,394	34,610	1,045,396

Putnam Money Market Fund	252,401	160,736	9,304	250,025

Totals	$20,319,527	$10,462,026	$298,039	$25,589,618

Market values are shown for those securities affiliated at year end.
RetirementReady 2040 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$4,044,131	$ 2,157,854	$ 27,318	$ 4,739,624

Putnam Fund for Growth and Income	6,386,586	3,195,565	94,853	8,359,831

Putnam International Equity Fund	7,267,813	3,898,415	151,405	10,213,305

Putnam Voyager Fund	6,629,325	3,151,576	55,594	8,119,262

Putnam Income Fund	1,894,971	761,012	65,279	2,117,582

Putnam Money Market Fund	1,199,094	366,019	26,958	1,039,254

Totals	$27,421,920	$13,530,441	$421,407	$34,588,858

Market values are shown for those securities affiliated at year end.
RetirementReady 2035 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$5,708,159	$ 3,576,503	$ 48,352	$ 7,443,955

Putnam Fund for Growth and Income	9,295,747	5,004,804	172,159	14,142,770

Putnam International Equity Fund	9,455,752	6,461,187	266,626	15,492,442

Putnam Voyager Fund	9,430,174	5,287,055	101,244	13,160,737

Putnam Income Fund	4,992,345	2,149,135	196,199	5,970,506

Putnam Money Market Fund	2,053,521	919,223	73,400	2,354,501

Totals	$40,935,698	$23,397,907	$857,980	$58,564,911

Market values are shown for those securities affiliated at year end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 7,239,578	$ 5,048,680	$72,941	$10,519,410

Putnam Fund for Growth and Income	11,468,684	7,451,627	257,451	19,849,087

Putnam International Equity Fund	12,142,835	8,796,139	398,746	22,809,532

Putnam Voyager Fund	12,053,140	7,474,853	157,619	19,272,331

Putnam Income Fund	9,391,133	4,471,780	439,113	12,798,866

Putnam Money Market Fund	3,467,914	1,677,469	145,627	4,516,603

Totals	$55,763,284	$34,920,548	$1,471,497	$89,765,829

Market values are shown for those securities affiliated at year end.
RetirementReady 2025 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 8,590,987	$ 7,340,766	$100,217	$13,171,539

Putnam Fund for Growth and Income	13,642,987	11,205,013	360,948	25,880,621

Putnam International Equity Fund	13,862,804	12,718,793	546,280	28,662,427

Putnam Voyager Fund	14,429,466	11,276,794	224,439	25,128,633

Putnam Income Fund	12,894,693	8,343,558	747,492	19,982,453

Putnam Money Market Fund	7,520,600	4,013,625	329,284	9,898,963

Totals	$70,941,537	$54,898,549	$2,308,660	$122,724,636

Market values are shown for those securities affiliated at year end.
RetirementReady 2020 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$10,649,085	$ 7,561,615	$105,098	$15,195,946

Putnam Fund for Growth and Income	17,745,468	11,208,007	408,442	31,290,997

Putnam International Equity Fund	13,619,906	10,828,900	464,680	25,309,496

Putnam Voyager Fund	18,771,986	11,282,968	245,053	30,373,009

Putnam Income Fund	27,130,791	12,760,939	1,335,936	38,063,974

Putnam Money Market Fund	10,728,575	5,585,505	529,959	15,725,566

Totals	$98,645,811	$59,227,934	$3,089,168	$155,958,988

Market values are shown for those securities affiliated at year end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 8,317,055	$ 8,473,456	$ 90,399	$ 12,678,168

Putnam Fund for Growth and Income	11,687,895	14,117,464	332,911	22,186,662

Putnam International Equity Fund	6,180,476	10,420,880	281,119	11,879,417

Putnam Voyager Fund	12,345,276	14,205,943	198,784	21,539,666

Putnam Income Fund	26,435,723	24,343,732	1,593,151	40,997,010

Putnam Money Market Fund	13,927,037	12,304,750	752,449	21,012,090

Totals	$78,893,462	$83,866,225	$3,248,813	$130,293,013

Market values are shown for those securities affiliated at year end.
RetirementReady 2010 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 3,838,920	$ 4,236,433	$ 43,870	$ 5,032,279

Putnam Fund for Growth and Income	6,003,694	6,367,919	157,721	10,361,278

Putnam International Equity Fund	1,537,147	2,446,368	71,035	2,618,889

Putnam Voyager Fund	6,305,382	6,388,328	99,512	10,058,348

Putnam Income Fund	23,408,476	18,881,112	1,435,527	35,878,065

Putnam Money Market Fund	14,573,969	11,929,311	844,202	22,610,379

Totals	$55,667,588	$50,249,471	$2,651,867	$86,559,238

Market values are shown for those securities affiliated at year end.
RetirementReady Maturity Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 1,652,263	$ 1,676,575	$ 17,344	$ 2,187,867

Putnam Fund for Growth and Income	2,667,375	2,888,415	68,904	4,507,277

Putnam International Equity Fund	—	—	—	—

Putnam Voyager Fund	2,779,639	2,881,621	42,374	4,373,078

Putnam Income Fund	12,931,138	13,028,571	870,803	20,558,436

Putnam Money Market Fund	8,209,896	8,829,542	539,693	13,617,619

Totals	$28,240,311	$29,304,724	$1,539,118	$45,244,277

Market values are shown for those securities affiliated at year end.

Note 7: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the trust is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the trust.

Note 8: New accounting pronouncement

In June 2006, FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. The Interpretation will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in each fund’s financial statements as of that date. No determination has been made whether the adoption of the Interpretation will require each fund to make any adjustments to its net assets or have any other effect on each fund’s financial statements.

Federal tax information (Unaudited)

Each fund has designated the following percentages of that fund’s distributions from net investment income as qualifying for the dividends received deduction for corporations.

Fund Name	Qualifying %
_________________________________________________________________________
RetirementReady
2050 Fund	12.29%
2045 Fund	25.44
2040 Fund	24.55
2035 Fund	27.05
2030 Fund	25.59
2025 Fund	21.43
2020 Fund	22.04
2015 Fund	14.04
2010 Fund	12.63
Maturity Fund	9.60

For its tax year ended July 31, 2006, each fund hereby designates the following amounts or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Fund Name	Qualifying %
_________________________________________________________________________
RetirementReady
2050 Fund	16.74%
2045 Fund	35.32
2040 Fund	33.35
2035 Fund	36.51
2030 Fund	34.37
2025 Fund	28.62
2020 Fund	26.81
2015 Fund	15.22
2010 Fund	11.68
Maturity Fund	7.35

Pursuant to Section 852 of the Internal Revenue Code, as amended, each fund hereby designates the following amounts as long term capital gains, for its taxable year ended 7/31/06.

Fund Name	Amount
_________________________________________________________________________
RetirementReady
2050 Fund	$22,046
2045 Fund	813,709
2040 Fund	1,179,631
2035 Fund	2,466,333
2030 Fund	3,530,620
2025 Fund	5,447,170
2020 Fund	5,463,402
2015 Fund	4,529,441
2010 Fund	2,074,224
Maturity Fund	578,304

The Form 1099 you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006.

Brokerage commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. The RetirementReady Funds, however, invest in shares of other Putnam mutual funds, rather than in stocks and bonds. For that reason, the funds do not incur brokerage charges.

About the Trustees

Jameson A. Baxter (Born 1943), Trustee since 1994, Vice Chairman since 2005

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm that she founded in 1986.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., Banta Corporation (a printing and digital imaging firm), Ryerson Tull, Inc. (a steel service corporation), the Mutual Fund Directors Forum, Advocate Health Care and BoardSource, formerly the National Center for Nonprofit Boards. She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years and as a board member for thirteen years. Until 2002, Ms. Baxter was a Director of Intermatic Corporation (a manufacturer of energy control products).

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President and Principal of the Regency Group, and Vice President of and Consultant to First Boston Corporation. She is a graduate of Mount Holyoke College.

Charles B. Curtis (Born 1940), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues) and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a Member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson L.L.P., a Washington, D.C. law firm. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy and Under Secretary of the U.S. Department of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

Myra R. Drucker (Born 1948), Trustee since 2004

Ms. Drucker is Chair of the Board of Trustees of Commonfund (a not-for-profit firm specializing in asset management for educational endowments and foundations), Vice Chair of the Board of Trustees of Sarah Lawrence College, and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also a director of New York Stock Exchange LLC, a wholly-owned subsidiary of the publicly-traded NYSE Group, Inc. She is an advisor to Hamilton Lane LLC and RCM Capital Management (investment management firms).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years and a member of the Executive Committee of the Committee on Investment of Employee Benefit Assets.

Until August 31, 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. Ms. Drucker also served as a member of the NYSE Corporate Accountability and Listing Standards Committee and the NYSE/NASD IPO Advisory Committee.

Prior to joining General Motors Asset Management in 2001, Ms. Drucker held various executive positions in the investment management industry. Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a technology and service company in the document industry), where she was responsible for the investment of the company’s pension assets. Ms. Drucker was also Staff Vice President and Director of Trust Investments for International Paper (a paper, paper distribution, packaging and forest products company) and previously served as Manager of Trust Investments for Xerox Corporation. Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics and portfolio theory at Temple University.

John A. Hill (Born 1942), Trustee since 1985 and Chairman since 2000

Mr. Hill is Vice Chairman of First Reserve Corporation, a private equity buyout firm that specializes in energy investments in the diversified worldwide energy industry.

Mr. Hill is a Director of Devon Energy Corporation, TransMontaigne Oil Company and various private companies controlled by First Reserve Corporation, as well as Chairman of TH Lee, Putnam Investment Trust (a closed-end investment company advised by an affiliate of Putnam Management). He is also a Trustee of Sarah Lawrence College. Until 2005, he was a Director of Continuum Health Partners of New York.

Prior to acquiring First Reserve Corporation in 1983, Mr. Hill held executive positions in investment banking and investment management with several firms and with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy

Director of the Federal Energy Administration. He is active in various business associations, including the Economic Club of New York, and lectures on energy issues in the United States and Europe. Mr. Hill holds a B.A. degree in Economics from Southern Methodist University and pursued graduate studies there as a Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947), Trustee since 1997

Dr. Joskow is the Elizabeth and James Killian Professor of Economics and Management, and Director of the Center for Energy and Environmental Policy Research at the Massachusetts Institute of Technology.

Dr. Joskow serves as a Director of National Grid plc (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure) and TransCanada Corporation (an energy company focused on natural gas transmission and power services). He also serves on the Board of Overseers of the Boston Symphony Orchestra. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution) and has been President of the Yale University Council since 1993. Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and, prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published five books and numerous articles on topics in industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition and privatization policies — serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and M. Phil from Yale University and a B.A. from Cornell University.

Elizabeth T. Kennan (Born 1938), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. Until 2005, she was a Director of Talbots, Inc. She has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance and Kentucky Home Life Insurance. She is a Trustee of the National Trust for Historic Preservation, of Centre College and of Midway College in Midway, Kentucky. Until 2006, she was a member of The Trustees of Reservations. Dr. Kennan has served on the oversight committee of the Folger Shakespeare Library, as President of Five Colleges Incorporated, as a Trustee of Notre Dame University and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history and published numerous articles. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda’s College at Oxford University and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

Robert E. Patterson (Born 1945), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, L.P. and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center and as a Director of Brandywine Trust Group, LLC. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, he was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

W. Thomas Stephens (Born 1942), Trustee since 1997

Mr. Stephens is Chairman and Chief Executive Officer of Boise Cascade, L.L.C. (a paper, forest products and timberland assets company).

Until 2005, Mr. Stephens was a director of TransCanadaPipelines, Ltd. Until 2004, Mr. Stephens was a Director of Xcel Energy Incorporated (a public utility company), Qwest Communications, and Norske Canada, Inc. (a paper manufacturer). Until 2003, Mr. Stephens was a Director of Mail-Well, Inc. (a diversified printing company). He served as Chairman of Mail-Well until 2001 and as CEO of MacMillan-Bloedel, Ltd. (a forest products company) until 1999.

Prior to 1996, Mr. Stephens was Chairman and Chief Executive Officer of Johns Manville Corporation. He holds B.S. and M.S. degrees from the University of Arkansas.

Richard B. Worley (Born 1945), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves on the Executive Committee of the University of Pennsylvania Medical Center, is a Trustee of The Robert Wood Johnson Foundation (a philanthropic organization devoted to health care issues) and is a Director of The Colonial Williamsburg Foundation (a historical preservation organization). Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as Chief Strategic Officer of Morgan Stanley Investment Management. He previously served as President, Chief Executive Officer and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm.

Mr. Worley holds a B.S. degree from University of Tennessee and pursued graduate studies in economics at the University of Texas.

Charles E. Haldeman, Jr.* (Born 1948), Trustee since 2004

Mr. Haldeman is President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). He is a member of Putnam Investments’ Executive Board of Directors and Advisory Council. Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments’ Investment Division.

Prior to joining Putnam Investments in 2002, Mr. Haldeman held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President & Chief Operating Officer of United Asset Management. Mr. Haldeman was also a partner and director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves on the Board of Governors of the Investment Company Institute and as a Trustee of Dartmouth College, and he is a member of the Partners HealthCare Systems Investment Committee. He is a graduate of Dartmouth College, Harvard Law School and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

George Putnam, III* (Born 1951), Trustee since 1984 and President since 2000

Mr. Putnam is President of New Generation Research, Inc. (a publisher of financial advisory and other research services), and of New Generation Advisers, Inc. (a registered investment advisor to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark’s School and Shore Country Day School, and until 2002 was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School and Harvard Law School.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2006, there were 108 Putnam Funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustees who are or may be deemed to be “interested persons” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam, LLC and its affiliated companies. Messrs. Haldeman and Putnam, III are deemed “interested persons” by virtue of their positions as officers of the fund, Putnam Management or Putnam Retail Management and as shareholders of Marsh & McLennan Companies, Inc. Mr. Putnam, III is the President of your fund and each of the other Putnam funds. Mr. Haldeman is President and Chief Executive Officer of Putnam Investments.

Officers

In addition to George Putnam, III, the other officers of the fund are shown below:

Charles E. Porter (Born 1938)
Executive Vice President, Associate Treasurer,
Compliance Liaison and Principal
Executive Officer
Since 1989

Jonathan S. Horwitz (Born 1955)
Senior Vice President and Treasurer
Since 2004

Prior to 2004, Managing Director,
Putnam Investments

Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer
Since 2002

Senior Managing Director, Putnam
Investments. Prior to July 2001, Partner,
PricewaterhouseCoopers LLP

Michael T. Healy (Born 1958)
Assistant Treasurer and Principal
Accounting Officer
Since 2000

Managing Director, Putnam Investments

Beth S. Mazor (Born 1958)
Vice President
Since 2002

Managing Director, Putnam Investments

James P. Pappas (Born 1953)
Vice President
Since 2004

Managing Director, Putnam Investments
and Putnam Management. During 2002,
Chief Operating Officer, Atalanta/Sosnoff
Management Corporation; prior to 2001,
President and Chief Executive Officer,
UAM Investment Services, Inc.

Richard S. Robie, III (Born 1960)
Vice President
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management
and Putnam Retail Management. Prior
to 2003, Senior Vice President, United
Asset Management Corporation

Francis J. McNamara, III (Born 1955)
Vice President and Chief Legal Officer
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management
and Putnam Retail Management. Prior
to 2004, General Counsel, State Street
Research & Management Company

Charles A. Ruys de Perez (Born 1957)
Vice President and Chief Compliance Officer
Since 2004

Managing Director, Putnam Investments

Mark C. Trenchard (Born 1962)
Vice President and BSA Compliance Officer
Since 2002

Managing Director, Putnam Investments

Judith Cohen (Born 1945)
Vice President, Clerk and Assistant Treasurer
Since 1993

Wanda M. McManus (Born 1947)
Vice President, Senior Associate Treasurer
and Assistant Clerk
Since 2005

Nancy E. Florek (Born 1957)
Vice President, Assistant Clerk,
Assistant Treasurer and Proxy Manager
Since 2005

The address of each Officer is One Post Office Square, Boston, MA 02109.

Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager
Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian
Putnam Fiduciary
Trust Company

Legal Counsel
Ropes & Gray LLP

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

Trustees
John A. Hill, Chairman
Jameson Adkins Baxter,
Vice Chairman
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers
George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer,
Compliance Liaison and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Judith Cohen
Vice President, Clerk and
Assistant Treasurer

Wanda M. McManus
Vice President, Senior Associate
Treasurer and Assistant Clerk

Nancy E. Florek
Vice President, Assistant Clerk,
Assistant Treasurer
and Proxy Manager

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

Forwarding Service Requested

Not FDIC Insured	May Lose Value	No Bank Guarantee

AN097 236663 9/06

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) None

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that all members of the Funds' Audit and Compliance Committee meet the financial literacy requirements of the New York Stock Exchange's rules and that Mr. Patterson, Mr. Stephens and Mr. Hill qualify as "audit committee financial experts" (as such term has been defined by the Regulations) based on their review of their pertinent experience and education. Certain other Trustees, although not on the Audit and Compliance Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal
year	Audit	Audit-Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

July 31, 2006	$119,053	$--	$23,561	$-
July 31, 2005*	$99,425	$--	$28,575	$ -

* The Trust commenced operations on November 1, 2004.

For the fiscal years ended July 31, 2006 and July 31, 2005, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $293,232 and $223,904 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

July 31,
2006	$ -	$ 153,160	$ -	$ -
July
30, 2005	$ -	$ -	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management
Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: September 28, 2006

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: September 28, 2006